                                                     Registration Nos. 333-70667
                                                                        811-2441

               As filed with the Commission on October 16, 2000
                    ______________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.   ____                       ___
     Post-Effective Amendment No.  2                           X
                                   ----                       ---

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.   85                                   X
                   ------                                ---


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                (713) 831-1230
              (Depositor's Telephone Number, including Area Code)


                            Pauletta P. Cohn, Esq.
                            Deputy General Counsel
                        American General Life Companies
                   2929 Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)


           Approximate Date of Proposed Public Offering:  Continuous

It is proposed that the filing will become effective (check appropriate box)

     [_]    immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]    on November 1, 2000 pursuant to paragraph (b) of Rule 485
     [_]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_]    on (date) pursuant to paragraph (a)(1) of Rule 485
     [_]    75 days after filing pursuant to paragraph (a)(2)
            on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company
     Separate Account D under variable annuity contracts

                    PLATINUM INVESTOR/SM/ VARIABLE ANNUITY
                      FLEXIBLE PAYMENT VARIABLE AND FIXED
                INDIVIDUAL DEFERRED ANNUITY CONTRACTS OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
     1 (800) 360-4268;  (713) 831-3505; HEARING IMPAIRED: 1 (888) 436-5257

American General Life Insurance Company ("AGL") is offering, the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus.

You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund Series:

 . AIM Variable Insurance Funds
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund

 . American Century Variable Portfolios, Inc.
   VP Value Fund

 . Ayco Series Trust
   Ayco Large Cap Growth Fund I*

 . Dreyfus Investment Portfolios
   MidCap Stock Portfolio

 . The Dreyfus Socially Responsible
   Growth Fund, Inc.

 . Dreyfus Variable Investment Fund
   Quality Bond Portfolio
   Small Cap Portfolio

 . Franklin Templeton Variable Insurance Products Trust
   Templeton Asset Strategy Fund-Class 2
   Templeton International Securities
   Fund-Class 2

 . Fidelity Variable Insurance Products Fund
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Asset Manager Portfolio
   VIP Contrafund Portfolio

 . Janus Aspen Series - Service Shares
   International Growth Portfolio
   Worldwide Growth Portfolio
   Aggressive Growth Portfolio

 . J. P. Morgan Series Trust II
   J. P. Morgan Small Company Portfolio

 . MFS Variable Insurance Trust
   MFS Emerging Growth Series
   MFS Research Series
   MFS Capital Opportunities Series
   MFS New Discovery Series

 . Neuberger Berman Advisers Management Trust
   Mid-Cap Growth Portfolio

 . North American Funds Variable Product Series I
   North American-AG International Equities Fund
   North American-AG MidCap Index Fund
   North American-AG Money Market Fund
   North American-AG Nasdaq-100 Index Fund
   North American-AG Stock Index Fund
   North American-AG Small Cap Index Fund
   North American-T. Rowe Price Science & Technology Fund

 . PIMCO Variable Insurance Trust
   PIMCO Short-Term Bond Portfolio
   PIMCO Real Return Bond Portfolio
   PIMCO Total Return Bond Portfolio

 . Putnam Variable Trust - Class IB Shares
   Putnam VT Growth and Income Fund
   Putnam VT International Growth and Income Fund

 . SAFECO Resource Series Trust
   Equity Portfolio
   Growth Opportunities Portfolio

 . The Universal Institutional Funds, Inc.
   Equity Growth Portfolio
   High Yield Portfolio

 . Van Kampen Life Investment Trust
   Strategic Stock Portfolio

 . Warburg Pincus Trust
   Small Company Growth Portfolio

--------------------
*The Ayco Large Cap Growth Fund I is currently not available under the Separate Account as it is presently in registration with the Securities and Exchange Commission. We will give you written notice when this Series becomes available. (See "The Series.")

You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated November 1, 2000. We have filed the Statement with the SEC and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 60 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The telephone number is 1-800-360-4268. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

This Prospectus is valid only if you also receive current prospectuses of the mutual funds Series listed above.

                  This Prospectus is dated November 1, 2000.

                               TABLE OF CONTENTS


DEFINITIONS................................................................................   5
FEE TABLE..................................................................................   8
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)................................................  14
SYNOPSIS OF CONTRACT PROVISIONS............................................................  15
 Minimum Investment Requirements...........................................................  15
 Purchase Payment Accumulation.............................................................  15
 Fixed and Variable Annuity Payments.......................................................  16
 Changes in Allocations Among Divisions and Guarantee Periods..............................  16
 Surrenders and Withdrawals................................................................  16
 Cancellation Right........................................................................  17
 Death Proceeds............................................................................  17
 Limitations Imposed by Retirement Plans and Employers.....................................  17
 Communications to Us......................................................................  17
 Financial and Performance Information.....................................................  17
 Other Information.........................................................................  19
FINANCIAL INFORMATION......................................................................  19
AGL........................................................................................  20
SEPARATE ACCOUNT D.........................................................................  20
THE SERIES.................................................................................  20
 Voting Privileges.........................................................................  25
THE FIXED ACCOUNT..........................................................................  26
 Guarantee Periods.........................................................................  26
 Crediting Interest........................................................................  27
 New Guarantee Periods.....................................................................  28
CONTRACT ISSUANCE AND PURCHASE PAYMENTS....................................................  28
 Minimum Requirements......................................................................  29
 Payments..................................................................................  29
OWNER ACCOUNT VALUE........................................................................  29
 Variable Account Value....................................................................  30
 Fixed Account Value.......................................................................  30
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE...  31
 Transfers.................................................................................  31
 Automatic Rebalancing.....................................................................  33
 Surrenders................................................................................  33
 Partial Withdrawals.......................................................................  34
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS.................................................  35
 Annuity Commencement Date.................................................................  35
 Application of Owner Account Value........................................................  35
 Fixed and Variable Annuity Payments.......................................................  35


 Annuity Payment Options...................................................................  36
 Election of Annuity Payment Option........................................................  37
 Available Annuity Payment Options.........................................................  37
 Transfers.................................................................................  39
DEATH PROCEEDS.............................................................................  39
 Death Proceeds Before the Annuity Commencement Date.......................................  39
 Death Proceeds After the Annuity Commencement Date........................................  41
 Proof of Death............................................................................  42
CHARGES UNDER THE CONTRACTS................................................................  42
 Premium Taxes.............................................................................  42
 Surrender Charge..........................................................................  43
 Transfer Charges..........................................................................  45
 Charge to the Separate Account............................................................  45
 Miscellaneous.............................................................................  45
 Systematic Withdrawal Plan................................................................  45
 One-Time Reinstatement Privilege..........................................................  46
LONG-TERM CARE AND TERMINAL ILLNESS........................................................  46
 Long-Term Care............................................................................  46
 Terminal Illness..........................................................................  46
OTHER ASPECTS OF THE CONTRACTS.............................................................  47
 Owners, Annuitants, and Beneficiaries; Assignments........................................  47
 Reports...................................................................................  48
 Rights Reserved by Us.....................................................................  48
 Payment and Deferment.....................................................................  48
FEDERAL INCOME TAX MATTERS.................................................................  49
 General...................................................................................  49
 Non-Qualified Contracts...................................................................  50
 Individual Retirement Annuities ("IRAs")..................................................  52
 Roth IRAs.................................................................................  54
 Simplified Employee Pension Plans.........................................................  54
 Simple Retirement Accounts................................................................  54
 Other Qualified Plans.....................................................................  55
 Private Employer Unfunded Deferred Compensation Plans.....................................  56
 Federal Income Tax Withholding and Reporting..............................................  56
 Taxes Payable by AGL and the Separate Account.............................................  57
 Diversification Requirements..............................................................  57
DISTRIBUTION ARRANGEMENTS..................................................................  58
SERVICES AGREEMENTS........................................................................  59
LEGAL MATTERS..............................................................................  59
OTHER INFORMATION ON FILE..................................................................  59
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................................  60

                                  DEFINITIONS

WE, OUR, AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT - any of the Divisions or the Fixed Account.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distributions of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as Annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

Fixed Account - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and tranfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2727-A Allen Parkway, Houston, TX 77019-2191; Mailing Address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-360-4268 or 713-831-3505.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D which receives and invests purchase payments under the Contracts.

SERIES - a mutual fund or an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are part of either the AIM Variable Insurance Funds ("AIM V.I."); American Century Variable Portfolios, Inc. ("American Century VP"); Ayco Series Trust ("Ayco"); Dreyfus Investment Portfolios ("Dreyfus IP"); The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible Growth Fund"); Dreyfus Variable Investment Fund ("Dreyfus VIF"); Franklin Templeton

Variable Insurance Products Trust; Fidelity Variable Insurance Products Fund ("Fidelity VIP"); Janus Aspen Series - Service Shares ("Janus Aspen"); J.P. Morgan Series Trust II; MFS Variable Insurance Trust; Neuberger Berman Advisers Management Trust ("Neuberger Berman"); North American Funds Variable Product Series I; PIMCO Variable Insurance Trust ("PIMCO"); Putnam Variable Trust - Class IB Shares; SAFECO Resource Series Trust ("SAFECO"); The Universal Institutional Funds, Inc. ("UIF"); Van Kampen Life Investment Trust ("Van Kampen LIT"); or Warburg Pincus Trust ("Warburg Pincus").

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Synopsis of Contract Provisions - Communications to Us.") You must use special forms your sales representative or we provide to elect an Annuity Payment Option or exercise your one-time reinstatement privilege.

                                   FEE TABLE

The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract. The table reflects expenses of the Separate Account and the Series. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

TRANSACTION CHARGES

     Front-End Sales Charge Imposed on Purchases                   0%
     Maximum Surrender Charge/1/                                   7%
     (computed as a percentage of purchase payments surrendered)
     Transfer Fee                                                 $25/2/

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Variable Account Value)

     Mortality and Expense Risk Charge                            1.20%
     Administrative Expense Charge                                0.15%
                                                                  -----
   Total Separate Account Annual Expenses                         1.35%
                                                                  =====
------------
/1/ This charge does not apply or is reduced under certain circumstances.  See
    "Surrender Charge."

/2/ You may make up to 12 transfers each Contract Year without charge, but additional transfers will be subject to a $25 charge.

The Series' Annual Expenses /1/ (as a percentage of average net assets)

                                                               Management              Other          Annual Expenses
                                                               Fees After              Expenses       After
                                                               Expense          12b-1  After Expense  Expense
Series                                                         Reimbursement    Fees   Reimbursement  Reimbursement
------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                                0.75%                    0.22%          0.97%
AIM V.I. Value Fund                                               0.61%                    0.15%          0.76%
American Century VP Value Fund                                    1.00%                    0.00%          1.00%
Ayco Large Cap Growth Fund I/2/                                   0.00%                    1.00%          1.00%
Dreyfus IP MidCap Stock Portfolio/3/                              0.75%                    0.22%          0.97%
Dreyfus Socially Responsible Growth Fund                          0.75%                    0.04%          0.79%
Dreyfus VIF Small Cap Portfolio                                   0.75%                    0.03%          0.78%
Dreyfus VIF Quality Bond Portfolio                                0.65%                    0.09%          0.74%
Fidelity VIP Equity-Income Portfolio/4/                           0.48%         0.25%      0.10%          0.83%
Fidelity VIP Growth Portfolio/4/                                  0.58%         0.25%      0.10%          0.93%
Fidelity VIP Asset Manager Portfolio/4/                           0.53%         0.25%      0.11%          0.89%
Fidelity VIP Contrafund Portfolio/4/                              0.58%         0.25%      0.12%          0.95%
Janus Aspen International Growth Portfolio - Service Shares/5/    0.65%         0.25%      0.11%          1.01%
Janus Aspen Worldwide Growth Portfolio - Service Shares/5/        0.65%         0.25%      0.05%          0.95%
Janus Aspen Aggressive Growth Portfolio - Service Shares/5/       0.65%         0.25%      0.02%          0.92%
J. P. Morgan Small Company Portfolio/3/                           0.60%                    0.55%          1.15%
MFS Emerging Growth Series/3/                                     0.74%                    0.09%          0.83%
MFS Research Series/3/                                            0.74%                    0.11%          0.85%
MFS Capital Opportunities Series/3/                               0.74%                    0.16%          0.90%
MFS New Discovery Series/3/                                       0.88%                    0.17%          1.05%
Neuberger Berman Mid-Cap Growth Portfolio/3/                      0.85%                    0.15%          1.00%
North American-AG International Equities Fund/6/                  0.35%                    0.08%          0.43%
North American-AG MidCap Index Fund/6/                            0.31%                    0.07%          0.38%
North American-AG Money Market Fund/6/                            0.50%                    0.07%          0.57%
North American-AG Nasdaq-100 Index Fund/7/                        0.40%                    0.10%          0.50%
North American-AG Stock Index Fund/6/                             0.26%                    0.06%          0.32%
North American-AG Small Cap Index Fund                            0.35%                    0.04%          0.39%
North American-T. Rowe Price Science & Technology Fund            0.90%                    0.05%          0.95%
PIMCO Short-Term Bond Portfolio/1/3/8/                            0.25%                    0.35%          0.60%
PIMCO Real Return Bond Portfolio/1/3/8/                           0.25%                    0.40%          0.65%
PIMCO Total Return Bond Portfolio/1/3/8/                          0.25%                    0.40%          0.65%
Putnam VT Growth and Income Fund/9/                               0.46%         0.15%      0.04%          0.65%
Putnam VT International Growth and Income Fund/9/                 0.80%         0.15%      0.18%          1.13%
SAFECO Equity Portfolio                                           0.74%                    0.02%          0.76%
SAFECO Growth Opportunities Portfolio                             0.74%                    0.04%          0.78%
Templeton Asset Strategy Fund-Class 2/10/11/                      0.60%         0.25%      0.18%          1.03%
Templeton International Securities Fund-Class 2/10/12/            0.69%         0.25%      0.19%          1.13%
UIF Equity Growth Portfolio/3/                                    0.29%                    0.56%          0.85%
UIF High Yield Portfolio/3/                                       0.19%                    0.61%          0.80%
Van Kampen LIT Strategic Stock Portfolio/3/                       0.24%                    0.41%          0.65%
Warburg Pincus Small Company Growth Portfolio                     0.90%                    0.24%          1.14%

---------------------
/1/ Most of the Series' advisers and/or administrators have entered into administrative services agreements with AGL. These advisers and/or administrators pay fees to AGL for these services. The fees do not have a direct relationship to the Series' Annual Expenses. (See "Services Agreements.")

/2/ Fees and charges for Ayco Large Cap Growth Fund I are for fiscal year 2000 and are the fees and charges that the Series anticipates it will charge when the Series becomes available. We will give you written notice of changes to this footnote when this Series becomes available under the Contracts.

 /3/ If certain voluntary expense reimbursements from the investment adviser were terminated, management fees, other expenses and annual expenses for the following series would be as indicated in the table below.

                                              Management     Other       Annual
                                                 Fees       Expenses    Expenses
                                             -----------    --------    --------
Dreyfus IP MidCap Stock Portfolio...........      0.75%       0.71%       1.46%
J.P. Morgan Small Company Portfolio.........      0.60%       1.97%       2.57%
MFS Emerging Growth Series..................      0.75%       0.09%       0.84%
MFS Research Series.........................      0.75%       0.11%       0.86%
MFS Capital Opportunities Series............      0.75%       0.27%       1.02%
MFS New Discovery Series....................      0.90%       1.59%       2.49%
Neuberger Berman Mid-Cap Growth Portfolio...      0.85%       0.23%       1.08%
PIMCO Short-Term Bond Portfolio.............      0.25%       1.17%       1.42%
PIMCO Real Return Bond Portfolio............      0.25%       0.67%       0.92%
PIMCO Total Return Bond Portfolio...........      0.25%       0.44%       0.69%
UIF Equity Growth Portfolio.................      0.55%       0.56%       1.11%
UIF High Yield Portfolio....................      0.50%       0.61%       1.11%
Van Kampen LIT Strategic Stock Portfolio....      0.50%       0.41%       0.91%

 /4/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund
     Distribution" discusses this 12b-1 fee.

 /5/ Expenses are based on the estimated expenses that the new Service Shares class of each Portfolio expects to incur in its initial fiscal year. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.

 /6/ Effective October 1, 2000 American General Series Portfolio Company changed its name to North American Funds Variable Product Series I. Accordingly, AGSPC Money Market Fund, AGSPC International Equities Fund, AGSPC MidCap Index Fund and AGSPC Stock Index Fund changed their names to North American-AG Money Market Fund, North American-AG International Equities Fund, North American-AG MidCap Index Fund and North American-AG Stock Index Fund, respectively.

 /7/ Fees and charges for the North American-AG Nasdaq-100 Index Fund are estimated for the current fiscal year.

 /8/ AGL has entered into a service agreement with PIMCO Variable Insurance
     Trust under which a portion of the Other Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust.

 /9/ The prospectus for Putnam Variable Trust - Class IB Shares under
     "Distribution Plan" discusses this 12b-1 fee.

/10/ The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

/11/ On February 8, 2000, shareholders of the Templeton Asset Allocation Fund
     (previously offered under the Contract) approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, 12b-1 Fees 0.25%, Other Expenses 0.14%, and Annual Expenses 0.99%.

/12/ On February 8, 2000, shareholders of the Templeton International Fund
     (previously offered under the Contract) approved a merger and reorganization that combined the Templeton International Fund with the Templeton International Equity Fund, effective May 1, 2000. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. The table shows restated total expenses for the Templeton International Securities Fund based on the new fund fees and the assets of the Templeton International Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.65%, 12b-1 Fees 0.25%, Other Expenses 0.20%, and Annual Expenses 1.10%.

Example: The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a Surrender Charge)1 and if you assume a 5% annual return on assets. This Example assumes the continuation of any voluntary expense reimbursements described in the Series Annual Expenses.


IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES                                  1 YEAR  3 YEARS  5 YEARS/2/  10 YEARS/2/
------------------------------                                  ------  -------  ----------  -----------
AIM V.I. International Equity Fund                                $80      $112     $156       $266
AIM V.I. Value Fund                                                77       106      145        244
American Century VP Value Fund                                     80       113      158        269
Ayco Large Cap Growth Fund I                                       80       113      N/A        N/A
Dreyfus IP MidCap Stock Portfolio                                  80       112      156        266
Dreyfus Socially Responsible Growth Fund                           78       107      147        247
Dreyfus VIF Small Cap Portfolio                                    78       107      146        246
Dreyfus VIF Quality Bond Portfolio                                 77       105      144        242
Fidelity VIP Equity-Income Portfolio                               78       108      149        251
Fidelity VIP Growth Portfolio                                      79       111      154        262
Fidelity VIP Asset Manager Portfolio                               79       110      152        257
Fidelity VIP Contrafund Portfolio                                  79       112      155        264
Janus Aspen International Growth Portfolio - Service Shares        80       114      158        270
Janus Aspen Worldwide Growth Portfolio - Service Shares            79       112      155        264
Janus Aspen Aggressive Growth Portfolio - Service Shares           79       111      154        261
J. P. Morgan Small Company Portfolio                               81       118      165        284
MFS Emerging Growth Series                                         78       108      149        251
MFS Research Series                                                78       109      150        253
MFS Capital Opportunities Series                                   79       110      152        258
MFS New Discovery Series                                           80       115      160        274
Neuberger Berman Mid-Cap Growth Portfolio                          80       113      158        269
North American-AG International Equities Fund                      74        96      128        209
North American-AG MidCap Index Fund                                74        94      126        204
North American-AG Money Market Fund                                76       100      136        224
North American-AG Nasdaq-100 Index Fund                            75        98      N/A        N/A
North American-AG Stock Index Fund                                 73        93      123        198
North American-AG Small Cap Index Fund                             74        95      126        205
North American-T. Rowe Price Science & Technology Fund             79       112      155        264
PIMCO Short-Term Bond Portfolio                                    76       101      N/A        N/A
PIMCO Real Return Bond Portfolio                                   76       103      N/A        N/A
PIMCO Total Return Bond Portfolio                                  76       103      140        233
Putnam VT Growth and Income Fund                                   76       103      140        233
Putnam VT International Growth and Income Fund                     81       117      164        282
SAFECO Equity Portfolio                                            77       106      145        244
SAFECO Growth Opportunities Portfolio                              78       107      146        248
Templeton Asset Strategy Fund-Class 2                              78       107      146        246
Templeton International Securities Fund-Class 2                    79       110      151        256
UIF Equity Growth Portfolio                                        78       109      150        253
UIF High Yield Portfolio                                           78       107      147        248
Van Kampen LIT Strategic Stock Portfolio                           76       103      140        233
Warburg Pincus Small Company Growth Portfolio                      81       118      165        283

-------------------
/1/ See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.

/2/ "N/A" indicates that SEC rules require that the Ayco Large Cap Growth Fund
    I, the North American-AG Nasdaq-100 Index Fund, the PIMCO Short-Term Bond Portfolio, and the PIMCO Real Return Bond Portfolio complete the Examples for only the one and three year period.

Example: The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you do not surrender your Contract (or if you annuitize under circumstances where a Surrender Charge is not payable) 1, and if you assume a 5% annual return on assets. This Example assumes the continuation of any voluntary expense reimbursements described in the Series Annual Expenses.


IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES                                  1 YEAR  3 YEARS  5 YEARS/2/  10 YEARS/2/
------------------------------                                  ------  -------  ----------  -----------
AIM V.I. International Equity Fund                                $24      $72      $124        $266
AIM V.I. Value Fund                                                21       66       113         244
American Century VP Value Fund                                     24       73       126         269
Ayco Large Cap Growth Fund I                                       24       73       N/A         N/A
Dreyfus IP MidCap Stock Portfolio                                  24       72       124         266
Dreyfus Socially Responsible Growth Fund                           22       67       115         247
Dreyfus VIF Small Cap Portfolio                                    22       67       114         246
Dreyfus VIF Quality Bond Portfolio                                 21       65       112         242
Fidelity VIP Equity-Income Portfolio                               22       68       117         251
Fidelity VIP Growth Portfolio                                      23       71       122         262
Fidelity VIP Asset Manager Portfolio                               23       70       120         257
Fidelity VIP Contrafund Portfolio                                  23       72       123         264
Janus Aspen International Growth Portfolio - Service Shares        24       74       126         270
Janus Aspen Worldwide Growth Portfolio - Service Shares            23       72       123         264
Janus Aspen Aggressive Growth Portfolio - Service Shares           23       71       122         261
J. P. Morgan Small Company Portfolio                               25       78       133         284
MFS Emerging Growth Series                                         22       68       117         251
MFS Research Series                                                22       69       118         253
MFS Capital Opportunities Series                                   23       70       120         258
MFS New Discovery Series                                           24       75       128         274
Neuberger Berman Mid-Cap Growth Portfolio                          24       73       126         269
North American-AG International Equities Fund                      18       56        96         209
North American-AG MidCap Index Fund                                18       54        94         204
North American-AG Money Market Fund                                20       60       104         224
North American-AG Nasdaq-100 Index Fund                            19       58       N/A         N/A
North American-AG Stock Index Fund                                 17       53        91         198
North American-AG Small Cap Index Fund                             18       55        94         205
North American-T. Rowe Price Science & Technology Fund             23       72       123         264
PIMCO Short-Term Bond Portfolio                                    20       61       N/A         N/A
PIMCO Real Return Bond Portfolio                                   20       63       N/A         N/A
PIMCO Total Return Bond Portfolio                                  20       63       108         233
Putnam VT Growth and Income Fund                                   20       63       108         233
Putnam VT International Growth and Income Fund                     25       77       132         282
SAFECO Equity Portfolio                                            21       66       113         244
SAFECO Growth Opportunities Portfolio                              22       67       114         246
Templeton Asset Strategy Fund-Class 2                              22       67       114         246
Templeton International Securities Fund-Class 2                    23       70       119         256
UIF Equity Growth Portfolio                                        22       69       118         253
UIF High Yield Portfolio                                           22       67       115         248
Van Kampen LIT Strategic Stock Portfolio                           20       63       108         233
Warburg Pincus Small Company Growth Portfolio                      25       78       133         283

--------------------
/1/ See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.

/2/ "N/A" indicates that SEC rules require that the Ayco Large Cap Growth Fund
    I, the North American-AG Nasdaq-100 Index Fund, the PIMCO Short-Term Bond Portfolio, and the PIMCO Real Return Bond Portfolio complete the Examples for only the one and three year period.

THE EXAMPLES ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The Examples assume an estimated average Account Value of $40,000 for each of the Divisions.

                  SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following table shows the Accumulation Unit value for 17 of the Divisions available with the Contracts on the date purchase payments were first allocated to each of those 17 Divisions. It also shows the Accumulation Unit value and the number of Accumulation Units outstanding at the end of the last calendar year for each of those 17 Divisions.

                                                         ACCUMULATION                    ACCUMULATION
                                                          UNIT VALUES    ACCUMULATION        UNITS
                                                         (BEGINNING OF   UNIT VALUES      OUTSTANDING
                                                           PERIOD)*      AT 12/31/99      AT 12/31/99
                                                         -------------   ------------    ------------
AIM V.I. International Equity Fund                         $10.000000     $14.778714      19,660.260
AIM V.I. Value Fund                                        $10.000000     $11.616524     336,300.530
Dreyfus VIF Quality Bond Portfolio                         $10.000000     $10.215185      83,300.806
Dreyfus VIF Small Cap Portfolio                            $10.000000     $11.099707      49,976.301
Dreyfus Socially Responsible Growth Fund                   $10.000000     $11.842835      91,301.812
MFS Emerging Growth Series                                 $10.000000     $16.687357     175,094.264
North American-AG International Equities Fund              $10.000000     $12.022517       6,296.475
North American-AG MidCap Index Fund                        $10.000000     $11.007482      33,771.557
North American-AG Money Market Fund                        $10.000000     $10.189030     177,037.253
North American-AG Stock Index Fund                         $10.000000     $10.929464     200,989.873
UIF Equity Growth Portfolio                                $10.000000     $13.023513      66,789.620
UIF High Yield Portfolio                                   $10.000000     $10.335823      12,289.907
SAFECO Equity Portfolio                                    $10.000000     $ 9.951341      83,114.591
SAFECO Growth Opportunities Portfolio                      $10.000000     $11.594472      71,693.305
Templeton Asset Strategy Fund-Class 2                      $10.000000     $10.619127      14,406.063
Templeton International Securities Fund-Class 2            $10.000000     $11.026548      48,852.445
Van Kampen LIT Strategic Stock Portfolio                   $10.000000     $ 8.861515      71,983.628

---------------
*The dates when the Divisions commenced operations are as follows: MFS Emerging Growth Division, June 15, 1999; AIM V.I. Value, North American-AG Stock Index, Dreyfus Socially Responsible Growth, and SAFECO Equity Divisions, June 17, 1999; AIM V.I. International Equity, North American-AG Mid Cap Index, North American-AG Money Market, Dreyfus VIF Quality Bond, Dreyfus VIF Small Cap, UIF High Yield, and SAFECO Growth Opportunities Divisions, June 24, 1999; UIF Equity Growth, and Van Kampen LIT Strategic Stock Divisions, June 28, 1999; Templeton Asset Strategy Division, July 19, 1999; and North American-AG International Equities and Templeton International Securities Divisions, July 22, 1999.

As of the date of this Prospectus, the following Divisions had not commenced operations: the American Century VP Value, Ayco Large Cap Growth Fund I, Dreyfus IP MidCap Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, J.P. Morgan Small Company, Janus Aspen Aggressive Growth - Service Shares, Janus Aspen International Growth
- Service Shares, Janus Aspen Worldwide Growth - Service Shares, MFS Capital Opportunities, MFS New Discovery, MFS Research, Neuberger Berman Mid-Cap Growth, North American-AG Nasdaq-100 Index, North American-AG Small Cap Index, North American-T. Rowe Price Science & Technology, PIMCO Real Return Bond, PIMCO Short-Term Bond, PIMCO Total Return Bond, Putnam VT Growth and Income, Putnam VT International Growth and Income, and Warburg Pincus Small Company Growth. Accordingly, there is currently no Selected Accumulation Unit Data for these twenty-four Divisions.

                        SYNOPSIS OF CONTRACT PROVISIONS

You should read this synopsis together with the other information in this Prospectus. The purpose of the Contracts is to provide retirement benefits through:

     . the accumulation of purchase payments on a fixed or variable basis, and

     . the application of such accumulations to provide Fixed or Variable
       Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000 if you are buying a Qualified Contract, and $5,000 if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Division) or Guarantee Period under your Contract to the Money Market Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

You have a right to examine your Contract for 10 days after it is delivered. During that time, you can cancel the Contract and return it to us for a refund. There will be no Surrender Charge if you cancel your Contract. (See "Cancellation Right" and "Surrender Charge.") In some states, the right to cancel the Contract and return it to us is longer than 10 days.

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 40 available Divisions of the Separate Account. Each Division invests solely in shares of one of 40 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Fixed and Variable Annuity Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age and, in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHT

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

     . your Account Value, and

     . any premium taxes or other tax charges that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of Annuity Payment Options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

We include financial statements of AGL in the Statement of Additional Information. (See "Contents of Statement of Additional Information.")

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions.
This information may include "average annual total return," "total return," and "cumulative total return." Dreyfus VIF Quality Bond Division, PIMCO Real Return Bond Division, PIMCO Short-Term Bond Division, PIMCO Total Return Bond Division, Putnam VT Growth and Income Division, Putnam VT International Growth and Income Division and UIF High Yield Division, may also advertise "yield." The North American-AG Money Market Division may advertise "yield" and "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return, total return, and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Total return figures are also annualized, but do not, as described below, reflect deduction of any applicable Surrender Charge. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the North American-AG Money Market Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the North American-AG Money Market Division similarly, but include the increase due to assumed compounding. The North American-AG Money Market Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the following:

     . the Mortality and Expense Risk Charge,

     . the Administrative Expense Charge,

     . the applicable Surrender Charge that may be charged at the end of the period in question.

Yield, effective yield, total return, and cumulative total return figures do not reflect deduction of any Surrender Charge that we may impose upon partial withdrawal, and thus may be higher than if such charge were deducted.

Division Performance. The investment performance for each Division that invests in a corresponding Series will reflect the investment performance of that Series for the periods stated.

This information appears in the Statement. For periods before the date the Contracts became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Contract from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract. Such waivers or reimbursements will affect each Division's performance results.

Information about the investment experience of the Series of the Funds appears in the prospectuses of the Fund.

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

AGL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its ratings as to claims-paying ability by the Duff & Phelps Credit Rating Co. A Duff & Phelps claims-paying ability rating is an assessment of a company's insurance claims-paying ability. Duff & Phelps' ratings range from AAA to CCC.

Current ratings from A.M. Best, Standard & Poor's, and Duff & Phelps may be used from time to time in any advertising about the Contracts, as well as in any reports that publish the ratings.

The ratings from A.M. Best, Standard & Poor's, and Duff & Phelps Credit Rating Co. reflect the claims paying ability and financial strength of AGL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

OTHER INFORMATION

AGL may also advertise endorsements from organizations, individuals or other parties that recommend AGL or the Contracts. AGL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.

                             FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of 17 of the Platinum Investor Divisions of Separate Account D available prior to the date of this Prospectus, also appear in the Statement. They provide financial information about these 17 Platinum Investor Divisions which invest in the Series.

The financial statements for the other 23 Platinum Investor Divisions of Separate Account D will appear in the Statement when those financial statements become available.

                                      AGL

AGL is a stock life insurance company, organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business. American General Financial Group is the marketing name for American General Corporation and its subsidiaries. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

                               SEPARATE ACCOUNT D

AGL established the Separate Account D on November 19, 1973. The Separate Account has 92 Divisions, 40 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business, and the assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

                                   THE SERIES

The Separate Account has 40 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of nine separate Series of mutual funds.

The Ayco Large Cap Growth Fund I, although we disclose certain information about this Series, is currently not available as an investment option. This is a Series which is presently in registration with the SEC. The Series' investment adviser anticipates that this Series will be effective with the SEC and available for investment under the Contracts on or about November 15, 2000. We will give you written notice when this Series becomes available.

The funds offer shares of their Series without sales charges, exclusively to insurance company variable annuity and variable life insurance separate accounts and not directly to the public. The funds, other than American General Series Portfolio Company, also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in the mutual funds could cause the Contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the fund, if a material irreconcilable conflict arises among separate accounts. In such event, the fund may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of fund shares. At the same time, the fund's management and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

The chart below indicates the names of the Series in which the Divisions invest, as well as the investment objectives, investment adviser and sub-adviser for each Series. There can be no assurance that investment objectives will be achieved.


            SERIES                               INVESTMENT                     INVESTMENT ADVISER            INVESTMENT
                                                 OBJECTIVES                                                   SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity     Long-term growth of capital by               A I M Advisors, Inc.         Not Applicable
 Fund                             investing in a diversified portfolio of
                                  international equity securities whose
                                  issuers are considered to have strong
                                  earnings momentum.
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund               Long-term growth of capital by               A I M Advisors, Inc.         Not Applicable
                                  investing primarily in equity
                                  securities judged by the fund's
                                  investment advisor to be undervalued
                                  relative to the investment advisor's
                                  appraisal of the current or projected
                                  earnings of the companies issuing the
                                  securities, or relative to current
                                  market values of assets owned by the
                                  companies issuing the securities, or
                                  relative to the equity market
                                  generally.  Income is a secondary
                                  objective.
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund    Long-term capital growth.  Income is a       American Century             Not Applicable
                                  secondary objective.  In selecting           Investment Management,
                                  stocks for VP Value, the Fund managers       Inc.
                                  look for stocks of companies that they
                                  believe are undervalued at the time of
                                  purchase.
-------------------------------------------------------------------------------------------------------------------------------
Ayco Large Cap Growth Fund I      Long-term growth of capital.                 Ayco Asset Management        Not Applicable
-------------------------------------------------------------------------------------------------------------------------------

            SERIES                               INVESTMENT                     INVESTMENT ADVISER            INVESTMENT
                                                 OBJECTIVES                                                   SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP MidCap Stock           Investment results that are greater        The Dreyfus Corporation    Not Applicable
 Portfolio                        than the total return performance of
                                  publicly traded common stocks of
                                  medium-size domestic companies in the
                                  aggregate, as represented by the
                                  Standard & Poor's MidCap 400 Index
                                  ("S&P(R) 400")/1/.
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Quality Bond          Maximum current income consistent with     The Dreyfus Corporation    Not Applicable
Portfolio                         preservation of capital and liquidity.
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap             Maximum capital appreciation.              The Dreyfus Corporation    Not Applicable
Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially                  Capital growth through equity              The Dreyfus Corporation    NCM Capital Management
Responsible Growth Fund           investment in socially responsible                                    Group, Inc.
                                  companies with current income as a
                                  secondary objective.
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager        High total return with reduced risk        Fidelity Research &        Not Applicable
 Portfolio                        over the long term by allocating its       Management Company
                                  assets among stocks, bonds, and
                                  short-term instruments.
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund           Long-term capital appreciation.            Fidelity Research &        Not Applicable
 Portfolio                                                                   Management Company
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income        Reasonable income.  The Portfolio will     Fidelity Research &        Not Applicable
 Portfolio                        also consider the potential for capital    Management Company
                                  appreciation.  The Portfolio's goal is
                                  to achieve a yield which exceeds the
                                  composite yield on the securities
                                  comprising the Standard & Poor's 500
                                  Index ("S&P(R) 500")./2/
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio     Capital appreciation.                      Fidelity Research &        Not Applicable
                                                                             Management Company
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth     Long-term growth of capital.               Janus Capital              Not Applicable
 Portfolio - Service Shares
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International         Long-term growth of capital.               Janus Capital              Not Applicable
 Growth Portfolio - Service
 Shares
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth      Long-term growth of capital in a manner    Janus Capital              Not Applicable
 Portfolio - Service Shares       consistent with the preservation of
                                  capital.
-------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Small Company        High total return from a portfolio of      J. P. Morgan Investment    Not Applicable
 Portfolio                        small company stocks.  The Portfolio       Management Inc.
                                  invests primarily in small and medium
                                  sized U.S. companies whose market
                                  capitalizations are greater than $100
                                  million and less than $2 billion,
                                  typically represented by the Russell
                                  2000(R) Index/3/
-------------------------------------------------------------------------------------------------------------------------------
MFS Research Series               Long-term growth of capital and future     Massachusetts Financial    Not Applicable
                                  income.                                    Services Company
-------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series          Capital appreciation.                      Massachusetts Financial    Not Applicable
                                                                             Services Company
-------------------------------------------------------------------------------------------------------------------------------

            SERIES                               INVESTMENT                     INVESTMENT ADVISER            INVESTMENT
                                                 OBJECTIVES                                                   SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities         Capital appreciation.                      Massachusetts Financial    Not Applicable
 Series                                                                      Services Company
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth               Long term growth of capital                Massachusetts Financial    Not Applicable
Series                                                                       Services Company
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid-Cap          The portfolio invests mainly in common     Neuberger Berman           Neuberger Berman, LLC
 Growth Portfolio                 stocks of midcapitalization companies.     Management Inc.
                                  The portfolio seeks to reduce risk by
                                  diversifying among many companies,
                                  industries and sectors.
-------------------------------------------------------------------------------------------------------------------------------
North American-AG                 Long term growth of capital in equity      American General           Not Applicable
International Equities Fund       securities closely corresponding to the    Advisers
                                  Morgan Stanley Capital International
                                  EAFE Index./4/
-------------------------------------------------------------------------------------------------------------------------------
North American-AG MidCap          Growth of capital through investment in    American General           Not Applicable
Index Fund                        common stocks corresponding to the         Advisers
                                  S&P(R) MidCap 400./1/
 -------------------------------------------------------------------------------------------------------------------------------
North American-AG Money           Liquidity, protection of capital and       American General           Not Applicable
Market Fund                       current income through investments in      Advisers
                                  short term money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
North American-AG Nasdaq-100      Long-term capital growth through           American General           American General
 Index Fund                       investment in the stocks that are          Advisers                   Investment Management,
                                  included in the Nasdaq-100 Index.  This                               L.P. ("AGIM")
                                  investment objective can be changed by
                                  the Board of Trustees, without the
                                  approval of Fund's shareholders.
-------------------------------------------------------------------------------------------------------------------------------
North American-AG Small Cap       Growth of Capital through investment       American General           Not Applicable
 Index Fund                       primarily in a diversified portfolio of    Advisers
                                  common stocks that, as a group, are
                                  expected to provide investment results
                                  closely corresponding to the
                                  performance of the Russell 2000(R)
                                  Index./3/
-------------------------------------------------------------------------------------------------------------------------------
North American-AG Stock           Long term capital growth through           American General           Not Applicable
Index Fund                        investment in common stocks that, as a     Advisers
                                  group are  expected to closely resemble
                                  the S&P(R) 500 Index./2/
-------------------------------------------------------------------------------------------------------------------------------
North American-T. Rowe Price      Long-term growth of capital through        American General           T. Rowe Price
 Science & Technology Fund        investment primarily in the common         Advisers                   Associates, Inc.
                                  stocks and equity-related securities of
                                  companies that are expected to benefit
                                  from the development, advancement and
                                  use of science and technology.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Bond            Maximum real return, consistent with       Pacific Investment         Not Applicable
 Portfolio                        preservation of real capital and           Management Company
                                  prudent investment management.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term Portfolio        Maximum current income, consistent with    Pacific Investment         Not Applicable
                                  preservation of capital and daily          Management Company
                                  liquidity.
-------------------------------------------------------------------------------------------------------------------------------

            SERIES                               INVESTMENT                     INVESTMENT ADVISER            INVESTMENT
                                                 OBJECTIVES                                                   SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio      Maximum total return, consistent with      Pacific Investment             Not Applicable
                                  preservation of capital and prudent        Management Company
                                  investment management.
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income       Seeks capital growth and current income.   Putnam Investment              Not Applicable
 Fund                                                                        Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth    Seeks capital growth.  Current income      Putnam Investment              Not Applicable
 and Income Fund                  is a secondary objective.                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
SAFECO Equity Portfolio           Long term growth of capital and            SAFECO Asset Management        Not Applicable
                                  reasonable current income.                 Company
-------------------------------------------------------------------------------------------------------------------------------
SAFECO Growth Opportunities       Growth of capital and the increased        SAFECO Asset Management        Not Applicable
 Portfolio                        income that ordinarily follows from        Company
                                  such growth.
-------------------------------------------------------------------------------------------------------------------------------
Templeton Asset                   High level of total return.  Invests       Templeton Investment           Not Applicable
Strategy Fund-Class 2             primarily in equity securities of          Counsel, Inc.
                                  companies and debt securities of
                                  companies and governments of any
                                  nation, and in money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
Templeton International           Long term capital growth.  Invests         Templeton Investment           Not Applicable
 Securities Fund-Class 2          primarily in equity securities of          Counsel, Inc.
                                  companies outside the U.S., including
                                  those in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
UIF Equity Growth Portfolio       Long term capital appreciation in  by      Morgan Stanley Asset           Not Applicable
                                  investing primarily in growth-oriented     Management
                                  equity securities of large
                                  capitalization companies.
-------------------------------------------------------------------------------------------------------------------------------
UIF High Yield Portfolio          Above average total return over a          Miller Anderson &              Not Applicable
                                  market cycle of three to five years in     Sherrerd, LLP
                                  a diversified portfolio of high yield
                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic          Above average total return through a       Van Kampen Asset               Not Applicable
Stock Portfolio                   combination of potential capital           Management Inc.
                                  appreciation and dividend income,
                                  consistent with the preservation of
                                  invested capital; invests primarily in
                                  a portfolio of high dividend yielding
                                  equity securities of companies included
                                  in the Dow Jones Industrial Average or
                                  the Morgan Stanley Capital
                                  International USA Index./5/6/
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company      Capital growth.  To pursue this goal,      Credit Suisse Asset            Not Applicable
 Growth Portfolio                 the Portfolio invests in equity            Management, LLC
                                  securities of small U.S. growth
                                  companies.
-------------------------------------------------------------------------------------------------------------------------------

---------------------
/1/ S&P MidCap 400(R) Index tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. Medium capitalization means the market value of these companies' stock is around $600 million. All indices are unmanaged.
/2/ S&P 500(R) Index tracks the common stock performance of large U.S. companies in major U.S. industry sectors. It also tracks the performance of common stocks by foreign and smaller U.S. companies in similar industries. In total, this index tracks 500 common stocks. All indices are unmanaged.

/3/ The Russell 2000(R) Index is a trademark/servicemark of Frank Russell Trust
    Company. Russell(TM) is a trademark of the Frank Russell Company.
/4/ Morgan Stanley Capital International EAFE Index tracks the performance of about 1,000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australasia and the Far East. All indices are unmanaged.
/5/ The Dow Jones Industrial Average is an average of 30 actively traded blue chip stocks that are primarily industrial companies and is commonly used as an indicator of the overall condition of the stock market.
/6/ The Morgan Stanley Capital International USA Index tracks the performance of securities of more than 370 large domestic companies in the United States.

We automatically reinvest any dividends or capital gain distribution amounts that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and capital gain distribution amounts will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and capital gain distribution amounts do not change your Account Value.

Before selecting any Division, you should carefully read the Prospectus for each mutual fund. The Prospectuses provide more complete information about the Series of the funds in which the Divisions invest, including investment objectives and policies, charges and expenses.

You can find information about the investment performance of the Series of the funds in the Statement. You can find information about the experience of the investment advisers to the Series of the funds in the Prospectuses for the fund. You may obtain additional copies of the Prospectuses by contacting AGL's Home Office at the addresses and phone numbers on the first page of this Prospectus. When making your request, please indicate the names of the Series in which you are interested.

High yielding fixed-income securities, such as those in which the Dreyfus VIF Quality Bond Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Bond Portfolio, PIMCO Total Return Bond Portfolio, Putnam VT Growth and Income Fund, Putnam VT International Growth and Income Fund, UIF Equity Growth Portfolio, and UIF High Yield Portfolio invest, are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. You should carefully read about these Series in their respective prospectuses and related statements of additional information and consider your ability to assume the risks of making an investment in their corresponding Divisions.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     . You, as the Owner, before the Annuity Commencement Date, and

     . The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     . For each Owner before the Annuity Commencement Date, we will divide (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

     . For each Annuitant or payee during the Annuity Period, we will divide (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     . Shares for which we receive instructions, in accordance with those instructions, and

     . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

                               THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts.
Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we offer at the time.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request at least three business days before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a chosen Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

Proceeds from an exchange, rollover or transfer accrue interest, if you allocate them to the Fixed Account within 60 days following the date of application for a Contract. We credit interest to such proceeds during the Guarantee Period chosen. We calculate interest at a rate that is the higher of: (1) the current interest rate we use on the date of application for the Guarantee Period selected; or (2) the current interest rate we use on the date we receive the proceeds. Proceeds that we receive more than 60 days after the date the application is signed receive interest at the rate in effect on the date we receive the proceeds. The interest rate we use remains in effect for the duration of the applicable Guarantee Period.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. Currently, we make available a one-year Guarantee Period and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time, except that we will always make available a one-year Guarantee Period. We will always offer a Guarantee Period if state law requires us to do so.

                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

The minimum initial purchase payment is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum subsequent purchase payment is $100. We reserve the right to modify these minimums at our discretion.

You must complete a Written application to purchase a Contract. AGL and American General Securities Incorporated as distributor of the Contracts, may agree on a different medium or format for the application. The Owner, joint Owner, Annuitant and Contingent Annuitant must be no older than 85. When a purchase payment accompanies a properly completed application, we will either:

     . process the application, credit the purchase payment, and issue the Contract, or

     . reject the application and return the purchase payment within two
       Valuation Dates after receipt of the application at our Home Office.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Home Office, we will return the purchase payment immediately. However, you may specifically consent to our retaining the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive, at our Home Office, the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

We reserve the right to reject any application or purchase payment for any reason.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made.

We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

You may make purchase payments pursuant to employer-sponsored plans only with our agreement.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

                              OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge. The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     . Your Fixed Account Value is the sum of your Fixed Account Value in each
       Guarantee Period.

     . Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in your Contract).

            TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                       WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your
Contract and before the Annuity Commencement Date.   The following rules apply:

     . You may transfer your Account Value at any time among the available
       Divisions of the Separate Account and Guarantee Periods. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     . If a transfer causes your Account Value in any Division or Guarantee
       Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or Guarantee Period in the same proportion as the transfer request.

     . Before the Annuity Commencement Date and after the first 30 days following the date the Contract was issued, you may make up to 12 transfers each Contract Year without charge, but additional transfers will be subject to a $25 charge.

     . You may transfer no more than 25% of the Account Value you allocated to a Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

     . We reserve the right to defer any transfer from the Fixed Account to any Division for up to 6 months.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe above, will apply to this plan. Under this plan, we will automatically transfer amounts from the Money Market Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other Divisions. By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Division only when the price is high. An automatic transfer plan does not guarantee a profit and it does not protect against a loss if market prices decline. You will select:

     . the amount we are to transfer under the plan;

     . the frequency of the transfers--either monthly, quarterly, semi-annually, or annually; and

     . the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

     . make new purchase payments, and

     . who do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

     . not count towards the 12 free transfers each Contract Year,

     . not incur a $25 charge,

     . not be subject to the 25% limitation on transfers from a Guarantee
       Period, and

     . not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Privilege form and given it to us. The form provides certain rules about telephone transfers that you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

     . verification of the Contract number,

     . verification of the identity of the caller,

     . verification of both the Annuitant's and Owner's names; and


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


     . a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-360-4268.

We have not designed the Contracts for professional market timing organizations or other entities using programmed and frequent transfers. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable period.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count toward the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time as you have an automatic transfer plan, described above, in effect.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender of a Contract.

We will pay you the following upon full surrender:

     . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

     . minus any applicable Surrender Charge,

     . minus any applicable premium tax.


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


Our current practice is to require that you return the Contract to Our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and Guarantee Periods, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Division), we reserve the right to transfer the remaining balance to the Money Market Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request unless it exceeds the surrender value of your Contract. In that case, we pay the surrender value of your Contract. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. The Section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month between the Annuitant's 50th and 100th birthday. (Pennsylvania has special limitations which may require the Annuity Commencement Date to be as early as age 85 but in no event beyond age 90.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     . We convert the Account Value that we apply to provide Variable Annuity
       Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.


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


     . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

     . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

     . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to ninety days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     . We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

     . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania because the Annuity Commencement Date cannot exceed age 90.

In Texas, we will proceed differently if you have not selected an Annuity Payment Option within 10 days before the Annuity Commencement Date. We will pay you as if you had elected to receive 120 payments under Annuity Payment Option
2. (See "Option 2.")

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.


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


ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

     . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

     . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly-designated payee equal to your Account Value. We will deduct any applicable Surrender Charge and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds becomes payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.


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


OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

A payee who receives Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to withdraw all or a portion of the value of the remaining Variable Annuity Payments. You (if you are the payee) will receive one payment for the withdrawal. We calculate the value of any remaining Variable Annuity Payments under Option 4 by assuming that each payment is equal and by discounting each payment to the present at an annual rate of 3.5% (the "assumed amount"). We calculate the "assumed amount" of each remaining payment as of the end of the Valuation Period in which we receive your Written request for a withdrawal.

Under Option 4, each time you withdraw a portion of the value of your Variable Annuity Payments, the remaining Variable Annuity Payments will all be reduced proportionately. If you elect to withdraw all of the value of your Variable Annuity Payments, such payments cease. The Contract terminates at that time unless we still owe you Fixed Annuity Payments.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 (including the election to withdraw all or a portion of the remaining payments) or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings. You should ask your own tax adviser about these two Options before you select either of them.


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


ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly-designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                 DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

     . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

     . the Annuitant dies, and we also receive proof of death of any named
       Contingent Annuitant; or

     . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, or the Owner's surviving spouse is a joint Owner, the surviving spouse may elect to continue the Contract as described later in this Section).

There is a standard manner for us to pay the death proceeds when a joint Owner dies: we treat the surviving joint Owner as the Beneficiary and we pay the death proceeds to the surviving joint Owner. Joint Owners may give us written instructions to pay death proceeds in a different manner.


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


The death proceeds, before deduction of any applicable premium taxes and other applicable tax, will equal the greatest of:

     . the sum of all net purchase payments made reduced upon a partial withdrawal in the same proportion as the reduction in Account Value. (For example, let's say that your Account Value immediately after you make a partial withdrawal is 5% less than what your Account Value was immediately before you made the partial withdrawal. The death proceeds immediately after you make the partial withdrawal will be 5% less than what the death proceeds would have been immediately before you made the partial withdrawal.);

     . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

     . the "highest anniversary value" before the date of death, as defined below.

       The highest anniversary value before the date of death will be determined as follows:

       (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occur before the deceased's 81st birthday. (We will thereafter use only the highest of the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

       (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

       (c) Third, we will reduce the result upon a partial withdrawal in the same proportion as the reduction in Account Value. (For example, let's say that your Account Value immediately after you make a partial withdrawal is 5% less than what your Account Value was immediately before you made the partial withdrawal. The highest of the Contract Anniversary Account Values immediately after you make the partial withdrawal will be 5% less than what the highest of the Contract Anniversary Account Values would have been immediately before you made the partial withdrawal.)

       The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

     . proof of the Owner's or Annuitant's death, and

     . a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     . We will distribute all amounts:

       (a)  within five years of the date of death, or

       (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant. This election is also available to the surviving spouse who is a joint Owner, even if the surviving spouse is not the Beneficiary. In this case, we will treat the surviving spouse as the Beneficiary, and we will not recognize any other designation of Beneficiary.

     . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     . have all the remaining rights and powers under a Contract, and

     . be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this Section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     . a certified death certificate;

     . a certified decree of a court of competent jurisdiction as to the finding of death;

     . a written statement by a medical doctor who attended the deceased at the time of death; or

     . any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

                          CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amounts either at the time the tax is imposed or later. We may deduct the amount as follows:

     . from purchase payment(s) when received;

     . from the Owner's Account Value at the time annuity payments begin;

     . from the amount of any partial withdrawal; or

     . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.


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


SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first six years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                   Surrender Charge as a
       Year of Purchase            Percentage of Purchase
       Payment Withdrawal          Payment Withdrawn
       ------------------          ----------------------

            1st                              7%
            2nd                              7%
            3rd                              5%
            4th                              5%
            5th                              4%
            6th                              2%
            Thereafter                       0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     . total surrender;

     . partial withdrawal;

     . commencement of an Annuity Payment Option; and

     . termination due to insufficient Account Value.

The Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     . upon death of the Annuitant, at any age, after the Annuity Commencement
       Date;

     . upon death of the Annuitant, at any age, before the Annuity Commencement
       Date, provided no Contingent Annuitant survives;

     . upon death of the Owner, including the first to die in the case of joint
       Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

     . upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

     . within the 30-day window under the One-Time Reinstatement Privilege;

     . if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

     . to an amount equal to 20% of your Account Value, in each Contract Year after the first Contract Year, calculated as of the end of the Valuation Period in which you make Written request for the first withdrawal in a Contract year (If the amount of your first withdrawal in a Contract Year is less than the 20% free withdrawal amount, you may make additional withdrawals up to that amount in that Contract Year without the imposition of a Surrender Charge. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 20% free withdrawal. See the discussion under "Surrender Charge" for an explanation of how we calculate Surrender Charge. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 20% limitation. For purchase payments under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 20% free withdrawal); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 20% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 20% free withdrawal privilege permits. This exception is subject to our approval.)

Upon selection of an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 20% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

TRANSFER CHARGES

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.35% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses and (2) compensates us for assuming mortality and expense risks under the Contracts.
The 1.35% charge divides into .15% for administrative expenses and 1.20% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that

     . our actuarial estimate of mortality rates may prove erroneous,

     . Annuitants will live longer than expected, and

     . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The prospectus for each Series describes the charges and expenses.

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If the Account Value is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer-sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

                      LONG-TERM CARE AND TERMINAL ILLNESS

The rider we describe below is not available in all states. You should ask your sales representative or our Home Office to tell you if it applies to you. There is no separate charge for this rider.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

                         OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you, as the Owner, will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

In the case of joint ownership, we will treat the surviving joint Owner as the Beneficiary upon the death of a joint Owner. We will not recognize any other designation of Beneficiary, unless joint Owners provide written instructions to pay death proceeds in a different manner.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

     . reflect a change in the Separate Account or any Division;

     . create new separate accounts;

     . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

     . transfer any assets in any Division to another Division, or to one or more separate accounts, or to the Fixed Account;

     . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     . add, restrict or remove Guarantee Periods of the Fixed Account;

     . make any new Division available to you on a basis we determine;

     . substitute, for the shares held in any Division, the shares of another
       Series or the shares of another investment company or any other investment permitted by law;

     . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

     . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

     . make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60-day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     . the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

                           FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with a competent tax adviser before purchasing a Contract.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisers to the Series to use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

     Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments.   Part of each annuity payment received after the
Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

     . the amount paid, by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     . made on or after the recipient reaches age 59 1/2,

     . made on account of the recipient's becoming disabled,

     . that are made after the death of the Owner before the Annuity
       Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

     . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $31,000 for 1999 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $41,000 for 1999 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $31,000 and $41,000 in 1999, the deduction decreases to zero, based on the amount of income. Beginning in 2000, that income range will increase, as follows:

2000             2001            2002            2003            2004         2005 and
                                                                             thereafter
---------------------------------------------------------------------------------------
$32,000        $33,000         $34,000         $40,000         $45,000         $50,000
to             to              to              to              to              to
$42,000        $43,000         $44,000         $50,000         $55,000         $60,000
---------------------------------------------------------------------------------------

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $51,000 and $61,000 in 1999, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 1999. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2000, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

2000             2001            2002            2003            2004         2005         2006         2007 and
                                                                                                       thereafter
-------------------------------------------------------------------------------------------------------------------
$52,000        $53,000        $54,000        $60,000        $65,000        $70,000        $75,000       $ 80,000
to             to             to             to             to             to             to            to
$62,000        $63,000        $64,000        $70,000        $75,000        $80,000        $85,000       $100,000
-------------------------------------------------------------------------------------------------------------------

A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

Tax Free Rollovers.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     . annuities paid over a life or life expectancy,

     . installments for a period of ten years or more, and

     . required minimum distributions under section 401(a)(9) of the Code.

     . Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

     Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

     Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $30,000.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $7,000 a year for 1999 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are

     . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . made after the employee's separation from service on account of early retirement after attaining age 55;

     . made to pay for qualified higher education or first-time home buyer expenses;

     . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or;

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or;

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DIVERSIFICATION REQUIREMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. AGL's failure to comply with these regulations would disqualify your Contract as an annuity contract under Section 72 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Contract for the period of the disqualification and for subsequent periods. The Separate Account through the Series intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Series, we will enter into agreements with them requiring the Series to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of an Owner of the Contract to direct his or her investment to particular Series within the Separate Account may cause the Owner of the Contract, rather than the insurance company, to be treated as the owner of the assets in the Separate Account. Due to the lack of specific guidance on investor control, there is come uncertainty about when an Owner of the Contract is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of the Separate Account, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the Owner of a Contract, would be considered the owner of the assets of the Separate Account.

                           DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or (2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Contracts. Before November 1, 2000 American General Securities Incorporated ("AGSI") served in this role. AGSI is our subsidiary broker-dealer. For a period of time you may receive written information from us that identifies AGSI as the distributor of the Contracts.

AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and VLR, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AGL offers the Contracts on a continuous basis.

AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 7.0% of purchase payments that Owners make and up to 1% of purchase payments as annual trail commissions.

AGL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

                              SERVICES AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

AGL has entered into various administrative services agreements with most of the advisers or fund administrators for the mutual funds that offer shares to the Divisions. AGL receives fees for the administrative services it performs.
These fees do not result in any additional charges under the Contracts that are not described under "Charges under the Contracts."

We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by each Series of PIMCO Variable Insurance Trust for services we perform.

                                 LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners. Pauletta P. Cohn, Deputy General Counsel of AGLC has passed upon the legality of the Contracts described in this Prospectus.

                           OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information                                                     3
Regulation and Reserves                                                 3
Accounting and Auditing Experts                                         4
Services                                                                4
Principal Underwriter                                                   4
Annuity Payments                                                        5
   Gender of Annuitant                                                  5
   Misstatement of Age or Gender and Other Errors                       5
Change of Investment Adviser or Investment Policy                       5
Performance Data for the Divisions                                      6
   Average Annual Total Return Calculations                             6
   Total Return Calculations (without Surrender Charge)                 6
   Cumulative Total Return Calculations (without Surrender Charge)      8
   Hypothetical Performance                                             8
   Yield Calculations                                                  13
   Money Market Division Yield and Effective Yield Calculations        14
   Performance Comparisons                                             14
Effect of Tax-Deferred Accumulation                                    17
Financial Statements                                                   18
Index to Financial Statements                                          19

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

            (THE FOLLOWING DOCUMENTS ARE NOT PART OF A PROSPECTUS.)


                      PLATINUM INVESTOR VARIABLE ANNUITY
                              DISCLOSURES SECTION


                                     INDEX


Individual Retirement Annuity Disclosure Statement and Financial Disclosure........page 1

Roth Individual Retirement Annuity Disclosure Statement and Financial Disclosure..page 11


                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

              INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAs ISSUED BY THE AMERICAN GENERAL LIFE INSURANCE COMPANY ON OR AFTER NOVEMBER 1, 2000.

This Disclosure Statement is not part of your annuity contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your annuity contract to determine your specific rights and obligations thereunder.

                                  REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your annuity contract is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your annuity contract, within that period. If such notice is mailed within 20 days, current annuity contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR ANNUITY CONTRACT TO:
                        American General Life Insurance Company
                        Annuity Administration Department
                        P. O. Box 1401
                        Houston, Texas  77251-1401
                        Phone No. (800) 360-4628 and (713) 831-3505.

                                  ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the total deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, (i) filed a separate tax return, and did not live with your spouse at any time during the year, or (ii) filed a joint return and have a joint AGI of less than $150,000, your spouse's active participation will not affect your ability to make deductible contributions. If you are married and file jointly, your deduction will be phased out between an AGI of $150,000 to $160,000.

B.  ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, the Threshold Level is $30,000. If you are married and file a joint tax return, the Threshold Level is $50,000. If you are married but file a separate tax return, the Threshold Level will be $0.

For taxable years beginning in 1999, the Threshold Levels for single individuals and for married individuals filing jointly increases as follows:

                                               Threshold Level
For taxable years beginning in:    Single    Married (filing jointly)
-------------------------------    -------   ------------------------
1999                               $31,000   $51,000
2000                               $32,000   $52,000
2001                               $33,000   $53,000
2002                               $34,000   $54,000
2003                               $40,000   $60,000
2004                               $45,000   $65,000
2005                               $50,000   $70,000
2006                               $50,000   $75,000
2007 and thereafter                $50,000   $80,000

A married individual filing a joint tax return, who is not an active participant, but whose spouse is, may, in any year, make deductible IRA contributions equal to the lesser of $2,000 or 100% of the individual's earned income. The Threshold Level for such individual is $150,000.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level

  (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. In the case of a married individual filing jointly and earning less than his or her spouse, the maximum Allowable Deduction is the lesser of $2,000 or the spouse's income, less any deductible IRA contributions or contributions to a Roth IRA. You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

    $10,000 - Excess AGI x  Maximum Allowable Deduction  =  Deduction Limit
    --------------------
       $10,000

For the taxable year beginning in 2007, the deduction limit for married individuals filing jointly will be determined as follows:

    $10,000 - Excess AGI
    --------------------
       $20,000           x  Maximum Allowable Deduction  = Deduction Limit


You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

    EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $36,619. In 1999, she would calculate her deductible IRA contribution as follows:

       Her AGI is $36,619
       Her Threshold Level is $31,000
       Her Excess AGI is (AGI - Threshold Level) or ($36,619-$31,000) = $5,619 Her Maximum Allowable Deduction is $2,000

       So, her IRA deduction limit is:

          $10,000 - $5,619
          ----------------
             $10,000        x $2,000 = $876 (rounded to $880)

EXAMPLE 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. Their 2000 combined AGI is $55,255. Neither spouse contributed to a Roth IRA. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

    Their AGI is $55,255
    Their Threshold Level is $52,000
    Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $52,000) = $3,255 The Maximum Allowable Deduction for each spouse is $2,000
    So, each spouse may compute his or her IRA deduction limit as follows:

        $10,000 - 3,255
        ---------------
           $10,000         x $2,000 = $1,349 (rounded to $1,350)


EXAMPLE 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse could still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

EXAMPLE 4: In 1999, Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

   His AGI is $1,500
   His Threshold Level is $0
   His Excess AGI is (AGI - Threshold Level) or $1,500-$0) = $1,500 His Maximum Allowable Deduction is $2,000
   So, his IRA deduction limit is:
       $10,000 - $1,500  x $2,000 = $1,700
       ----------------
          $10,000

   Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                      NON-DEDUCTIBLE CONTRIBUTIONS TO IRAs

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxable to you until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

          Remaining
    Non-Deductible Contributions
    ----------------------------
    Year-End Total IRA Balances  x  Total Distributions  =  Nontaxable Distributions
                                     (for the year)           (for the year)

To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

  EXAMPLE: An individual makes the following contributions to his or her IRA(s).

     YEAR           DEDUCTIBLE            NON-DEDUCTIBLE
     ----           -----------           --------------

     1991               $ 2,000
     1992                 1,800
     1995                 1,000               $ 1,000
     1997                   600                 1,400
                        -------               -------
                        $ 5,400               $ 2,400

    Deductible Contributions:                                    $5,400
    Non-Deductible Contributions:                                 2,400
    Earnings on IRAs:                                             1,200
                                                                 ------
    Total Account Balance of IRA(s) as of 12/31/99:              $9,000
    (before distributions in 1999).

In 1999, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/99 before 1999 distributions is $9,000. The non-taxable portion of the distributions for 1999 is figured as follows:

Total non-deductible contributions                        $2,400
                                                          ------
Total account balance in the IRAs, before distributions   $9,000 x $3,000 = $800


Thus, $800 of the $3,000 distribution in 1999 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 1999.

                              ROLLOVER IRA RULES
1.  IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of receipt of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over. The rollover of one IRA to another may be made no more than once during a one year period.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations (S)1.401(a)(31)-1, (S)1.402(c)-2T and
(S)31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code (S)72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA,
(f) is used for a qualified first time home purchase for you, your spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum or
(g) is for higher education purposes for you, your spouse, children or grandchildren.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code (S)408(b)(3) and (S)401(a)(9), you may not leave the funds in your annuity contract indefinitely. Certain minimum distributions are required. These required minimum distributions may be taken in one of two ways: (a) by withdrawing the balance of your annuity contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or (b) by withdrawing periodic distributions of the balance in your annuity contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your named beneficiary; (c) a period not extending beyond your life expectancy; or
(d) a period not extending beyond the joint life expectancy of you and your named beneficiary.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code (S)4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code (S)4975.

Borrowing any money from this IRA would, under Code (S)408(e)(3), cause the annuity contract to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this annuity contract as security for a loan from the Company, if such loan were otherwise permitted, would, under Code (S)408(e)(4), cause the portion so used to be treated as a taxable distribution.

                             EXCESS CONTRIBUTIONS

Tax Code (S)4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. This 6% excise tax is required to be paid each year that the excess contribution remains in the IRA.

                                 IRS APPROVAL

Your annuity contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. When received, such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
             (PLATINUM INVESTOR VARIABLE ANNUITY, FORM NO. 98020)

This Financial Disclosure is applicable to IRAs using a Platinum Investor Variable Annuity (contract form number 98020) purchased from American General Life Insurance Company on or after November 1, 2000. Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

  (a) During the Accumulation Phase, a maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account. During the Payout Phase (the time during which regular payments are received), this charge is applicable for each transfer in excess of six free transfers annually.

  (b) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.20% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

  (c) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

  (d) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

           7% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

         7% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

         5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

         5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

         4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

         2% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

       There will be no charge imposed for surrenders and withdrawals made during the seventh and subsequent contract years following receipt of the purchase payments surrendered.

       Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

(e) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of 0.15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

(f) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.32% and 1.15%.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

         ROTH INDIVIDUAL RETIREMENT ANNUITY (IRA) DISCLOSURE STATEMENT

                                 INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF ROTH IRAS ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY ON OR AFTER NOVEMBER 1, 2000.

This Disclosure Statement is not part of your contract but contains general and standardized information which must be furnished to each person who is issued a Roth IRA. You must refer to your contract to determine your specific rights and obligations thereunder.

Revocation. If you are purchasing a new or rollover Roth IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 10 days from the date your contract is delivered that you do not desire to retain your Roth IRA, written notification to the Company must be mailed, together with your contract, within that period. If such notice is mailed within 10 days, current contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:
                         American General Life Insurance Company
                         Annuity Administration Department
                         P. O. Box 1401
                         Houston, Texas  77251-1401
                         (Phone No. (800) 360-4268 and (713) 831-3505).

Deductibility. Contributions to your Roth IRA are not deductible on your personal income tax return. Your Roth IRA contributions are made with money that has already been taxed.

Eligibility. You can contribute up to the amount of your earned income, but not more than $2,000 in any one year, even if you are age 70 1/2 or older. In addition, non-working spouses can contribute to a Roth IRA, provided the working spouse has at least as much earned income as both spouses will contribute to their respective Roth IRAs.

Contribution Limits. Contributions to your Roth IRA are subject to the limitations described in sections 408A and 219 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, you may contribute up to $2,000 per year to your Roth IRA. However, contributions to your Roth IRA must be aggregated with contributions to traditional deductible or non-deductible IRAs for purposes of the annual $2,000 limit. In addition, your contribution limit may be lower than $2,000 if your adjusted gross income (AGI) exceeds a certain amount. For married individuals filing a joint return with AGI between $150,000 and $160,000, single individuals with AGI between $95,000 and $110,000 and married individuals filing separately with an AGI between $0 and $10,000, the $2,000 annual contribution limit is gradually phased out. These limits apply without regard to whether either spouse is an active participant, as that term is defined in Code section 219.

Applying the Contribution Limits. If your AGI exceeds the contribution limits described above, then you may determine the extent to which your contribution is phased out by using the following formula:

    (1)  Start with your AGI.
    (2)  Subtract from the amount in (1):
         a)  $150,000 if filing a joint return
         b)  $0 if married filing a separate return
         c) $95,000 if single, head of household or married filing a separate return and you lived apart from your spouse during the entire year.
    (3)  Divide the result in (2) by $15,000 ($10,000 if filing a joint return).
    (4) Multiply your contribution limit (after reduction for any contributions to traditional IRAs) by the result in (3).
    (5) Subtract the result in (4) from your contribution limit before this reduction. The result is your reduced contribution limit.

You may round your reduced contribution limit up to the nearest $10. If your reduced contribution limit is more than $0, but less than $200, increase the limit to $200.

    Example. You are a single individual with taxable compensation of $113,000. You want to make the maximum allowable contribution to your Roth IRA for 1999. Your AGI for 1999 is $100,000. You have not contributed to any traditional IRA, so your contribution limit before the AGI reduction is $2,000. Your reduced Roth IRA contribution is $1,350, figured as follows:

    (1)  Modified AGI = $100,000
    (2)  $100,000 - $95,000 = $5,000
    (3)  $5,000 / $15,000 = .3333
    (4)  $2,000 (contribution limit before adjustment) x .3333 = $667
    (5) $2,000 - $667 = $1,333. This figure is reduced up to the nearest $10, so your reduced Roth IRA contribution limit is $1,340.

Conversions or rollovers. Conversions or rollovers from a traditional IRA are only permitted for taxpayers whose AGI does not exceed $100,000 in the year of the conversion or rollover. Neither conversions nor rollovers are permitted for married individuals filing separate returns. Conversions or rollovers from traditional IRAs to Roth IRAs are generally taxed entirely in the year of the conversion or rollover. Conversions or rollovers to your Roth IRA are permitted only from a traditional IRA or another Roth IRA. You may not convert or roll over directly to a Roth IRA from a qualified plan described in section 401(a) or 401(k) of the Code, or from an annuity described in section 403(b) of the Code.

Taxation of Distributions. Distributions from your Roth IRA will be treated first as withdrawals of your regular contributions, then withdrawals of conversion or rollover contributions, then finally any earnings. Therefore, distributions will be non-taxable to the extent of your investment in your Roth IRA. However, a distribution from your Roth IRA may be subject to a 10% penalty tax, even if the distribution is not otherwise taxable, if it is a distribution of a conversion or rollover amount within five years of the conversion or rollover. Your Roth IRA is not subject to the minimum distribution rules before death or to the incidental benefit rules, both of which are contained in section 401(a)(9).

Distributions from your Roth IRA which consist of earnings will be taxable unless they are:

1. Made at least five years after you established your first Roth IRA (whether the Roth IRA was established with regular contributions or conversion or rollover contributions); and
                              ---

2. Made after you attain age 59 1/2, or for qualifying first-time homebuyer expenses (in accordance with section 72(t)(2)(F), or on account of your death or disability (as defined in section 72(m)(7)).

Taxable distributions may also be subject to a 10% penalty tax unless you are over age 59 1/2 or you meet one of several other exceptions to the penalty tax. In general, the same exceptions to the 10% penalty tax that apply to traditional IRAs also apply to Roth IRAs. See IRS publication 590 for a discussion of the exceptions to the penalty tax.

Post-death distributions. Upon your death, distributions from your Roth IRA to your beneficiary generally must commence by the end of the next calendar year and be paid over a period no longer than your beneficiary's life expectancy. Alternatively, your beneficiary can take a complete distribution of the balance of your Roth IRA account by the end of the fifth calendar year after your death.

Reporting. You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

Excess contributions. You may be subject to a six percent excise tax on excess contributions for every year that the excess contributions remain in the IRA if
(1) contributions to your other individual retirement arrangements have been made in the same tax year, (2) your adjusted gross income exceeds the applicable limits in Article II of the endorsement for the tax year, or (3) you and your spouse's compensation does not exceed the amount contributed for both of you for the tax year.

IRS Approval. This disclosure statement is intended to provide a general overview of the applicable tax laws relating to Roth Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your Roth IRA. AS WITH ALL SIGNIFICANT

TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM A ROTH IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                             FINANCIAL DISCLOSURE
             (PLATINUM INVESTOR VARIABLE ANNUITY, FORM NO. 98020)

This Financial Disclosure is applicable to Roth IRAs using a Platinum Investor Variable Annuity (contract form number 98020) purchased from American General Life Insurance Company on or after November 1, 2000.

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:


     (a) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

     (b) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.20% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

     (c) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

     (d) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

                    7% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

                    7% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

                    5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

                    5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

                    4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

                    2% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

               There will be no charge imposed for surrenders and withdrawals made during the seventh and subsequent contract years following receipt of the purchase payments surrendered.

               Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

     (e) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of .15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

     (f) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.32% and 1.15%.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                    PLATINUM INVESTOR(SM) VARIABLE ANNUITY

       FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY
                                   CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
      1-800-360-4268;  (713) 831-3505; HEARING IMPAIRED:  1-888-436-5257

                      STATEMENT OF ADDITIONAL INFORMATION

                            Dated November 1, 2000

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account") dated November 1, 2000, concerning flexible payment variable and fixed individual deferred annuity Platinum Investor(SM) Variable Annuity Contracts. The Separate Account invests in certain Series of AIM Variable Insurance Funds ("AIM V.I."); American Century Variable Portfolios, Inc. ("American Century VP"); Ayco Series Trust ("Ayco"); Dreyfus Investment Portfolios ("Dreyfus IP"); The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible Growth Fund"); Dreyfus Variable Investment Fund ("Dreyfus VIF"); Franklin Templeton Variable Insurance Products Trust; Fidelity Variable Insurance Products Fund ("Fidelity VIP"); Janus Aspen Series - Service Shares ("Janus Aspen"); J. P. Morgan Series Trust II; MFS Variable Insurance Trust; Neuberger Berman Advisers Management Trust ("Neuberger Berman"); North American Funds Variable Product Series I; PIMCO Variable Insurance Trust ("PIMCO"); Putnam Variable Trust - Class IB Shares; SAFECO Resource Series Trust ("SAFECO"); The Universal Institutional Funds, Inc. ("UIF"); Van Kampen Life Investment Trust ("Van Kampen LIT"); or Warburg Pincus Trust ("Warburg Pincus"). You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Definitions."

                               TABLE OF CONTENTS

General Information....................................................        3
Regulation and Reserves................................................        3
Accounting and Auditing Experts........................................        4
Services...............................................................        4
Principal Underwriter..................................................        4
Annuity Payments.......................................................        5
     Gender of Annuitant...............................................        5
     Misstatement of Age or Gender and Other Errors....................        5
Change of Investment Adviser or Investment Policy......................        5
Performance Data for the Divisions.....................................        6
     Average Annual Total Return Calculations..........................        6
     Total Return Calculations (without Surrender Charge)..............        6
     Cumulative Total Return Calculations (without Surrender Charge)...        8
     Hypothetical Performance..........................................        8
     Yield Calculations................................................       13
     Money Market Division Yield and Effective
         Yield Calculations............................................       14
     Performance Comparisons...........................................       14
Effect of Tax-Deferred Accumulation....................................       17
Financial Statements...................................................       18
Index to Financial Statements..........................................       19

                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.

                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

     .   benefit reserve requirements,

     .   adequacy of insurance company capital and surplus,

     .   various operational standards, and

     .   accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. Notwithstanding the foregoing, the Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     .   employee benefit regulation,

     . tax law changes affecting the taxation of insurance companies or of insurance products,

     . changes in the relative desirability of various personal investment vehicles, and

     . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                        ACCOUNTING AND AUDITING EXPERTS

The financial statements of Separate Account D as of December 31, 1999 and 1998 and for the years ended December 31, 1999 and 1998 and the consolidated balance sheets of AGL as of December 31, 1999 and 1998 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 1999, 1998 and 1997 included in this statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this statement in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

                                   SERVICES

AGL and American General Life Companies ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to the agreement. AGLC is a corporation incorporated in Delaware on November 24, 1997, with its home office located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to AGL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. AGL did not pay any fees to AGLC in 1997, because AGLC performed no services under the agreement. AGL paid AGLC $63,794,324 in 1999 and $70,431,229 in 1998.

                             PRINCIPAL UNDERWRITER

American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Contracts. Before November 1, 2000 American General Securities Incorporated ("AGSI") served in this role. AGSI is our subsidiary broker-dealer. For a period of time you may receive written information from us that identifies AGSI as the distributor of the Contracts.

AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and

VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

We and AGDI have sales agreements with various broker-dealers and banks under which the Contracts will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

AGL offers the securities under the Contracts on a continuous basis.

                               ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                      PERFORMANCE DATA FOR THE DIVISIONS

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange Commission ("SEC") prescribes:

  . We take a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

  . We calculate the ending redeemable value ("redeemable value") of that investment at the end of 1, 5 and 10 year period. If Average Annual Total Return for a Division is not available for a stated period, we may show Average Annual Total Return since Division inception. The redeemable value reflects the effect of (1) any applicable Surrender Charge at the end of the period and (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge and the Administrative Expense Charge. We do not reflect any premium taxes in the calculation.

  .   We divide the redeemable value by the initial investment.

  . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

Because each Division commenced operations in 1999, Average Annual Total Returns, which are calculated in the manner described above, are not currently available. We will show the Average Annual Total Return for each Division when such returns become available.

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE)

Each Division may also advertise non-standardized total return. We calculate non-standardized total return in the same manner and for the same time periods as standardized average annual total return, which we describe immediately above. However, in making the redeemable value calculation, we do not deduct any applicable Surrender Charge that we may impose at the end of the period. This is because we assume that the Contract will continue through the end of each period. Deducting these charges would reduce the resulting performance results.

Total return quotations (without Surrender Charge) for the Divisions for the period ended December 31, 1999 are shown below.

                  INVESTMENT DIVISION/1/            SINCE DIVISION INCEPTION/2/
                  ----------------------            ---------------------------

AIM V.I. International Equity Fund                             47.79%
AIM V.I. Value Fund                                            16.17%
Dreyfus VIF Quality Bond Portfolio                              2.15%
Dreyfus VIF Small Cap Portfolio                                11.00%
Dreyfus Socially Responsible Growth Fund/3/                    18.43%
MFS Emerging Growth Series                                     66.87%
North American-AG International Equities Fund/4/               20.23%
North American-AG MidCap Index Fund/4/                         10.07%
North American-AG Money Market Fund/4/                          1.89%
North American-AG Stock Index Fund/4/                           9.29%
SAFECO Equity Portfolio                                        (0.49)%
SAFECO Growth Opportunities Portfolio/5/                       15.94%
Templeton Asset Strategy Fund-Class 2/6/                        6.19%
Templeton International Securities Fund-Class 2/7/             10.27%
UIF Equity Growth Portfolio/8/                                 30.24%
UIF High Yield Portfolio/8/                                     3.36%
Van Kampen LIT Strategic Stock Portfolio                      (11.38)%

--------------------------------------------------------------------------------

The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

/1/ As of the date of this Statement, the following Divisions had not commenced operations: American Century VP Value, Ayco Large Cap Growth Fund I, Dreyfus IP MidCap Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, J.P. Morgan Small Company, Janus Aspen Aggressive Growth-Service Shares, Janus Aspen International Growth-Service Shares, Janus Aspen Worldwide Growth-Service Shares, MFS Capital Opportunities, MFS New Discovery, MFS Research, Neuberger Berman Mid-Cap Growth, North American AG Nasdaq-100 Index, North American-AG Small Cap Index, North American-T. Rowe Price Science & Technology, PIMCO Real Return Bond, PIMCO Short-Term Bond, PIMCO Total Return Bond, Putnam VT Growth and Income, Putnam VP International Growth and Income, and Warburg Pincus Small Company Growth. Accordingly, there are currently no Total Return Calculations for these twenty-four Divisions.

/2/ The dates when the Divisions commenced operations are as follows: MFS Emerging Growth Division, June 15, 1999; AIM V.I. Value, North American-AG Stock Index, Dreyfus Socially Responsible Growth, and SAFECO Equity Divisions, June 17, 1999; AIM V.I. International Equity, North American-AG Mid Cap Index, North American-AG Money Market, Dreyfus VIF Quality Bond, Dreyfus VIF Small Cap, UIF High Yield, and SAFECO Growth Opportunities Divisions, June 24, 1999; UIF Equity Growth, Van Kampen LIT Strategic Stock Divisions, June 28, 1999; Templeton Asset Strategy Division, July 19, 1999; and North American-AG International Equities and Templeton International Securities Divisions, July 22, 1999.

/3/ The full name of this Series is The Dreyfus Socially Responsible Growth Fund, Inc.

/4/ Effective October 2, 2000 American General Series Portfolio Company changed its name to North Amercan Funds Variable Product Series I. Accordingly, AGSPC Money Market Fund, AGSPC International Equities Fund, AGSPC MidCap Index Fund and AGSPC Stock Index Fund changed their names to North American-AG Money Market Fund, North American-AG International Equities Fund, North American-AG MidCap Index Fund and North American-AG Stock Index Fund, respectively.

/5/ Effective May 1, 2000, SAFECO Growth Portfolio changed its name to SAFECO Growth Opportunities Portfolio.

/6/ Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund was renamed the Templeton Asset Strategy Fund. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton Asset Allocation Fund Division.

/7/ Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Also effective with this merger, the Templeton International Fund was renamed the Templeton

International Securities Fund. Accordingly, the performance figures for the Division through December 31, 1999, reflect the actual historical performance of the Templeton International Fund Division.

/8/ Effective May 1, 2000, Morgan Stanley Dean Witter Universal Funds, Inc. changed its name to The Universal Institutional Funds, Inc., ("UIF"). Accordingly, the Morgan Stanley Dean Witter Equity Growth Portfolio and the Morgan Stanley Dean Witter High Yield Portfolio have become the UIF Equity Growth Portfolio and the UIF High Yield Portfolio, respectively.

CUMULATIVE TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE)

Each Division may also advertise non-standardized cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return performance will be calculated for 1, 5 and 10 year periods. If cumulative total return for a Division is not available for a stated period, we may show cumulative total return since Division inception. Cumulative total return figures (and the related "growth of a $1,000 investment" figures set forth below) do not include the effect of any premium taxes or any applicable Surrender Charge. Cumulative total return quotations reflect changes in Accumulation Unit Value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                   C = (ERV/P) - 1
Where:
C =     cumulative total return

P =     a hypothetical initial investment of $1,000

ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division being offered in the Contract.

The tables below provide hypothetical performance information for the available Divisions of the Separate Account based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and the Separate Account that hypothetically would have been made if the Separate Account invested assets under the Contracts in these Series for the periods indicated. SEC staff takes the position that performance information of an underlying Fund reduced by Separate Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all Account fees and charges are deducted.

All of the actual historical performance of the corresponding Series, as of the date of this Statement, predates the effective date of the Division investing in that Series. The tables below will be revised, in future Statements, to show actual annual historical performance that occurs after the effective date of a Division.

             Hypothetical Historical Average Annual Total Returns*
                          (Through December 31, 1999)


                                                                                                 Since
                  INVESTMENT DIVISION                                                            Series
--------------------------------------------------------    1 YEAR    5 YEARS    10 YEARS    INCEPTION /1,2/
                                                           --------   --------   ---------   ---------------

AIM V.I. International Equity Fund                           47.37%     19.98%       N/A           17.22%
AIM V.I. Value Fund                                          22.56%     25.25%       N/A           21.41%
American Century VP Value Fund                              (18.38)%     N/A         N/A            2.44%
Dreyfus IP MidCap Stock Portfolio                             3.73%      N/A         N/A           (0.15)%
Dreyfus Socially Responsible Growth Fund/3/                  22.75%     26.72%       N/A           22.46%
Dreyfus VIF Quality Bond Portfolio                           (6.77)%     5.52%       N/A            6.62%
Dreyfus VIF Small Cap Portfolio                              15.92%     13.92%       N/A           33.37%
Fidelity VIP Asset Manager Portfolio                          4.09%     14.01%      11.70%           N/A
Fidelity VIP Contrafund Portfolio                            16.90%      N/A         N/A           25.76%
Fidelity VIP Equity-Income Portfolio                         (0.71)%    16.87%      12.96%           N/A
Fidelity VIP Growth Portfolio                                29.88%     27.86%      18.33%           N/A
Janus Aspen Aggressive Growth Portfolio - Service Shares    114.76%     33.95%       N/A           32.17%
Janus Aspen International Growth Portfolio - Service         71.62%     31.31%       N/A           26.60%
 Shares
Janus Aspen Worldwide Growth Portfolio - Service Shares      55.78%     31.43%       N/A           27.60%
J. P. Morgan Small Company Portfolio                         33.57%      9.13%       N/A            9.12%
MFS Capital Opportunities Series                             39.85%      N/A         N/A           30.30%
MFS Emerging Growth Series                                   68.75%      N/A         N/A           34.31%
MFS New Discovery Series                                     61.12%      N/A         N/A           34.15%
MFS Research Series                                          16.79%      N/A         N/A           21.63%
Neuberger Berman Mid-Cap Growth Portfolio                    46.23%      N/A         N/A           49.77%
North American-AG International Equities Fund/4/             21.58%     11.16%       5.71%           N/A
North American-AG MidCap Index Fund/4,5/                      6.73%     20.55%       N/A           15.56%
North American-AG Money Market Fund/4/                       (2.25)%     3.16%       3.46%           N/A
North American-AG Small Cap Index Fund                       13.39%     14.81%       N/A           12.16%
North American-AG Stock Index Fund/4/                        13.35%     26.32%      16.09%           N/A
North American-T. Rowe Price Science & Technology Fund       92.20%     37.98%       N/A           38.03%
PIMCO Real Return Bond Portfolio                               N/A       N/A         N/A             N/A
PIMCO Short-Term Bond Portfolio                                N/A       N/A         N/A             N/A
PIMCO Total Return Bond Portfolio                            (7.53)%     N/A         N/A            0.55%
Putnam VT Growth and Income Fund                             (5.39)%    17.59%      12.38%           N/A
Putnam VT International Growth and Income Fund               17.36%      N/A         N/A           15.13%
SAFECO Equity Portfolio                                       2.25%     20.37%      15.79%           N/A
SAFECO Growth Opportunities Portfolio                        (1.38)%    21.75%       N/A           22.04%
Templeton Asset Strategy Fund-Class 2/6/                     14.24%     14.76%      11.39%           N/A
Templeton International Securities Fund-Class 2/7/           15.06%     14.86%       N/A           13.57%
UIF Equity Growth Portfolio                                  31.73%      N/A         N/A           27.72%
UIF High Yield Portfolio                                      0.05%      N/A         N/A            5.78%
Van Kampen LIT Strategic Stock Portfolio                     (7.40)%     N/A         N/A            5.15%
Warburg Pincus Small Company Growth Portfolio                61.21%      N/A         N/A           22.71%

                     Hypothetical Historical Total Returns*
           without the deduction of any applicable Surrender Charge
                          (Through December 31, 1999)


                                                                                                        SINCE
                      INVESTMENT DIVISION                                                               SERIES
---------------------------------------------------------------    1 YEAR    5 YEARS    10 YEARS      INCEPTION /1,2/
                                                                  --------   --------   ---------    -------------

AIM V.I. International Equity Fund                                  52.97%     20.28%      N/A           17.22%
AIM V.I. Value Fund                                                 28.16%     25.51%      N/A           21.41%
American Century VP Value Fund                                     (12.78)%     N/A        N/A            3.45%
Dreyfus IP MidCap Stock Portfolio                                    9.33%      N/A        N/A            3.17%
Dreyfus Socially Responsible Growth Fund/3/                         28.35%     26.96%      N/A           22.46%
Dreyfus VIF Quality Bond Portfolio                                  (1.17)%     6.03%      N/A            6.62%
Dreyfus VIF Small Cap Portfolio                                     21.52%     14.30%      N/A           33.37%
Fidelity VIP Asset Manager Portfolio                                 9.69%     14.20%     11.70%          N/A
Fidelity VIP Contrafund Portfolio                                   22.50%      N/A        N/A           26.02%
Fidelity VIP Equity-Income Portfolio                                 4.89%     17.04%     12.96%          N/A
Fidelity VIP Growth Portfolio                                       35.48%     27.98%     18.33%          N/A
Janus Aspen Aggressive Growth Portfolio - Service Shares           120.36%     34.05%      N/A           32.17%
Janus Aspen International Growth Portfolio - Service Shares         77.22%     31.42%      N/A           26.70%
Janus Aspen Worldwide Growth Portfolio - Service Shares             61.38%     31.53%      N/A           27.60%
J. P. Morgan Small Company Portfolio                                39.17%      9.35%      N/A            9.34%
MFS Capital Opportunities Series                                    45.45%      N/A        N/A           30.92%
MFS Emerging Growth Series                                          74.35%      N/A        N/A           34.57%
MFS New Discovery Series                                            66.72%      N/A        N/A           36.89%
MFS Research Series                                                 22.39%      N/A        N/A           21.99%
Neuberger Berman Mid-Cap Growth Portfolio                           51.83%      N/A        N/A           50.92%
North American-AG International Equities Fund/4/                    27.18%     11.58%      5.71%          N/A
North American-AG MidCap Index Fund/4,5/                            12.33%     20.85%      N/A           15.56%
North American-AG Money Market Fund/4/                               3.35%      3.72%      3.46%          N/A
North American-AG Small Cap Index Fund                              18.99%     14.99%      N/A           12.16%
North American-AG Stock Index Fund/4/                               18.95%     26.57%     16.09%          N/A
North American-T. Rowe Price Science & Technology Fund              97.80%     38.06%      N/A           38.09%
PIMCO Real Return Bond Portfolio                                     N/A        N/A        N/A            N/A
PIMCO Short-Term Bond Portfolio                                      N/A        N/A        N/A            N/A
PIMCO Total Return Bond Portfolio                                   (1.93)%     N/A        N/A           2.52%
Putnam VT Growth and Income Fund                                     0.21%     17.75%     12.38%          N/A
Putnam VT International Growth and Income Fund                      22.96%      N/A        N/A           16.13%
SAFECO Equity Portfolio                                              7.85%     20.67%     15.79%          N/A
SAFECO Growth Opportunities Portfolio                                4.22%     22.04%      N/A           22.04%
Templeton Asset Strategy Fund-Class 2/6/                            19.84%     15.13%     11.39%          N/A
Templeton International Securities Fund-Class 2/7/                  20.66%     15.23%      N/A           13.57%
UIF Equity Growth Portfolio                                         37.33%      N/A        N/A           28.53%
UIF High Yield Portfolio                                             5.65%      N/A        N/A            6.96%
Van Kampen LIT Strategic Stock Portfolio                            (1.80)%     N/A        N/A            6.88%
Warburg Pincus Small Company Growth Portfolio                       66.81%      N/A        N/A           23.06%

               Hypothetical Historical Cumulative Total Returns*
           without the deduction of any applicable Surrender Charge
                          (Through December 31, 1999)


                                                                                                   SINCE
                     INVESTMENT DIVISION                                                           SERIES
--------------------------------------------------------------    1 YEAR    5 YEARS    10 YEARS   INCEPTION/1,2/
                                                                 --------   --------   ---------  ----------------

AIM V.I. International Equity Fund                                 52.97%    151.92%      N/A         188.17%
AIM V.I. Value Fund                                                28.16%    211.64%      N/A         264.03%
American Century VP Value Fund                                    (12.78)%     N/A        N/A          13.25%
Dreyfus IP MidCap Stock Portfolio                                   9.33%      N/A        N/A           5.35%
Dreyfus Socially Responsible Growth Fund/3/                        28.35%    230.14%      N/A         253.80%
Dreyfus VIF Quality Bond Portfolio                                 (1.17)%    34.04%      N/A          81.90%
Dreyfus VIF Small Cap Portfolio                                    21.52%     95.15%      N/A       1,372.71%
Fidelity VIP Asset Manager Portfolio                                9.69%     94.20%     202.47%         N/A
Fidelity VIP Contrafund Portfolio                                  22.50%      N/A        N/A         217.17%
Fidelity VIP Equity-Income Portfolio                                4.89%    119.63%     238.38%         N/A
Fidelity VIP Growth Portfolio                                      35.48%    243.27%     438.07%         N/A
Janus Aspen Aggressive Growth Portfolio - Service Shares          120.36%    332.86%      N/A         481.10%
Janus Aspen International Growth Portfolio - Service Shares        77.22%    292.01%      N/A         283.15%
Janus Aspen Worldwide Growth Portfolio - Service Shares            61.38%    293.70%      N/A         365.55%
J. P. Morgan Small Company Portfolio                               39.17%     56.37%      N/A          56.37%
MFS Capital Opportunities Series                                   45.45%      N/A        N/A         148.65%
MFS Emerging Growth Series                                         74.35%      N/A        N/A         273.82%
MFS New Discovery Series                                           66.72%      N/A        N/A          68.86%
MFS Research Series                                                22.39%      N/A        N/A         141.51%
Neuberger Berman Mid-Cap Growth Portfolio                          51.83%      N/A        N/A         143.98%
North American-AG International Equities Fund/4/                   27.18%     72.99%      74.31%         N/A
North American-AG MidCap Index Fund/4,5/                           12.33%    157.93%      N/A         229.90%
North American-AG Money Market Fund/4/                              3.35%     20.04%      40.61%         N/A
North American-AG Small Cap Index Fund                             18.99%    101.06%      N/A         141.19%
North American-AG Stock Index Fund/4/                              18.95%    225.08%     344.83%         N/A
North American-T. Rowe Price Science & Technology Fund             97.80%    401.66%      N/A         524.65%
PIMCO Real Return Bond Portfolio                                    N/A        N/A        N/A          (0.37)%
PIMCO Short-Term Bond Portfolio                                     N/A        N/A        N/A           0.98%
PIMCO Total Return Bond Portfolio                                  (1.93)%     N/A        N/A           5.11%
Putnam VT Growth and Income Fund                                    0.21%    126.40%     221.34%         N/A
Putnam VT International Growth and Income Fund                     22.96%      N/A        N/A          56.48%
SAFECO Equity Portfolio                                             7.85%    155.99%     333.43%         N/A
SAFECO Growth Opportunities Portfolio                               4.22%    170.91%      N/A         301.87%
Templeton Asset Strategy Fund-Class 2/6/                           19.84%    102.32%     194.37%         N/A
Templeton International Securities Fund-Class 2/7/                 20.66%    103.22%      N/A         165.41%
UIF Equity Growth Portfolio                                        37.33%      N/A        N/A         112.06%
UIF High Yield Portfolio                                            5.65%      N/A        N/A          22.34%
Van Kampen LIT Strategic Stock Portfolio                           (1.80)%     N/A        N/A          15.45%
Warburg Pincus Small Company Growth Portfolio                      66.81%      N/A        N/A         154.72%

    Hypothetical Historical Growth of a $1,000 Investment in the Divisions*
                          (Through December 31, 1999)


                                                                                                SINCE
                     INVESTMENT DIVISION                                                        SERIES
--------------------------------------------------------------   1 YEAR   5 YEARS   10 YEARS    INCEPTION/1,2/
                                                                 ------   -------   --------    -------------

AIM V.I. International Equity Fund                               $1,530      NA         N/A        $ 2,882
AIM V.I. Value Fund                                              $1,282    $3,116       N/A        $ 3,640
American Century VP Value Fund                                   $  872      N/A        N/A        $ 1,133
Dreyfus IP MidCap Stock Portfolio                                $1,093      N/A        N/A        $ 1,054
Dreyfus Socially Responsible Growth Fund/3/                      $1,283    $3,301       N/A        $ 3,538
Dreyfus VIF Quality Bond Portfolio                               $  988    $1,340       N/A        $ 1,819
Dreyfus VIF Small Cap Portfolio                                  $1,215    $1,951       N/A        $14,727
Fidelity VIP Asset Manager Portfolio                             $1,097    $1,942     $3,025          N/A
Fidelity VIP Contrafund Portfolio                                $1,225      N/A        N/A        $ 3,172
Fidelity VIP Equity-Income Portfolio                             $1,049    $2,196     $3,384          N/A
Fidelity VIP Growth Portfolio                                    $1,355    $3,433     $5,381          N/A
Janus Aspen Aggressive Growth Portfolio - Service Shares         $2,204    $4,329       N/A        $ 5,811
Janus Aspen International Growth Portfolio - Service Shares      $1,772    $3,920       N/A        $ 3,832
Janus Aspen Worldwide Growth Portfolio - Service Shares          $1,614    $3,937       N/A        $ 4,655
J. P. Morgan Small Company Portfolio                             $1,392    $1,564       N/A        $ 1,564
MFS Capital Opportunities Series                                 $1,455      N/A        N/A        $ 2,487
MFS Emerging Growth Series                                       $1,743      N/A        N/A        $ 3,738
MFS New Discovery Series                                         $1,667      N/A        N/A        $ 1,689
MFS Research Series                                              $1,224      N/A        N/A        $ 2,415
Neuberger Berman Mid-Cap Growth Portfolio                        $1,518      N/A        N/A        $ 2,440
North American-AG International Equities Fund/4/                 $1,272    $1,730     $1,743          N/A
North American-AG MidCap Index Fund/4,5/                         $1,123    $2,579       N/A        $ 3,299
North American-AG Money Market Fund/4/                           $1,033    $1,200     $1,406          N/A
North American-AG Small Cap Index Fund                           $1,190    $2,011       N/A        $ 2,412
North American-AG Stock Index Fund/4/                            $1,189    $3,251     $4,448          N/A
North American-T. Rowe Price Science & Technology Fund           $1,978    $5,017       N/A        $ 6,247
PIMCO Real Return Bond Portfolio                                  N/A        N/A        N/A        $   996
PIMCO Short-Return Bond Portoflio                                 N/A        N/A        N/A        $ 1,010
PIMCO Total Return Bond Portfolio                                $  981      N/A        N/A        $ 1,051
Putnam VT Growth and Income Fund                                 $1,002    $2,264     $3,213          N/A
Putnam VT International Growth and Income Fund                   $1,230      N/A        N/A        $ 1,565
SAFECO Equity Portfolio                                          $1,078    $2,560     $4,334           N/A
SAFECO Growth Opportunities Portfolio                            $1,042    $2,709       N/A        $ 4,019
Templeton Asset Strategy Fund-Class 2/6/                         $1,198    $2,023     $2,944          N/A
Templeton International Securities Fund-Class 2/7/               $1,207    $2,032       N/A        $ 2,654
UIF Equity Growth Portfolio                                      $1,373      N/A        N/A        $ 2,121
UIF High Yield Portfolio                                         $1,057      N/A        N/A        $ 1,223
Van Kampen LIT Strategic Stock Portfolio                         $  982      N/A        N/A        $ 1,155
Warburg Pincus Small Company Growth Portfolio                    $1,668      N/A        N/A        $ 2,547

________________________________________________________________________________

*The performance figures in the Tables reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Tables reflect the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. As of the date of this Statement, the Ayco Large Cap Growth Fund I and the North American-AG Nasdaq-100 Index Fund did not have any historical performance. Accordingly, there is no hypothetical historical performance to be shown for these Series.

/1/ "N/A" reflects SEC rules that require us to show return information for no more than 10 years.

/2/ The inception dates for each Series which are less than ten years old, are as follows: Dreyfus VIF Quality Bond - August 31, 1990; Dreyfus VIF Small Cap - August 31, 1990, North American-AG MidCap Index Fund October - 1, 1991; North American-AG Small Cap Index - May 1, 1992; Templeton Intl Securities - May 1, 1992; SAFECO Growth - January 7, 1993; Janus Aspen Worldwide Growth - September 13, 1993; Dreyfus Socially Respons. Grw. - October 7, 1993; AIM V.I. International Equity Fund - May 5, 1993; AIM V.I. Value Fund - May 5, 1993; Janus Aspen Aggressive Growth - September 13, 1993; Janus Aspen International Growth - May 2, 1994; North America-T. Rowe Price Science & Technology - April 29, 1994; JP Morgan Small Company - December 31, 1994; Fidelity VIP Contrafund - January 3, 1995;; MFS Research - July 26, 1995; Warburg Small Comp. Growth -June 30, 1995; MFS Emerging Growth - July 24, 1995; MFS Capital Opportunities -August 14, 1996; Putnam VT Intl Growth & Inc. - January 2, 1997; UIF High Yield-January 2, 1997; American Century VP Value Fund - May 1, 1996; UIF Equity
Growth -January 2, 1997; 1998 Van Kampen LIT Strategic Stock - November 3, 1997; Neuberger Mid-Cap Growth - November 3, 1997; Dreyfus IP MidCap Stock - May 1, 1998; PIMCO Total Return Bond - December 31, 1997; PIMCO Real Return Bond - September 30, 1999; PIMCO Short-Term Bond - September 30, 1999; and MFS New Discovery - May 1, 1998.

/3/ The full name of this Series is The Dreyfus Socially Responsible Growth Fund, Inc.

/4/ Effective October 1, 2000 American General Series Portfolio Company changed its name to North American Funds Variable Product Series I. Accordingly AGSPC Money Market Fund, AGSPC International Equities Fund, AGSPC MidCap Index Fund and AGSPC Stock Index Fund changed their names to North American-AG Money Market Fund, North American-AG International Equities Fund, North American-AG MidCap Index Fund and North American-AG Stock Index Fund, respectively.

/5/ On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from Capital Accumulation Fund to MidCap Index Fund, and at the same time amended its investment objectives, investment program and investment restrictions. Proforma figures for this Division reflect performance of the MidCap Index Fund since October 1, 1991.

/6/ Effective May 1, 2000 the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton Asset Allocation Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affect all future performance. Blended figures assume reinvestment of dividends and capital gains.

/7/ Effective May 1, 2000 the Templeton International Fund (previously offered under the Contract) merged with the Templeton International Equity Fund. At the same time as the merger, the Templeton International Fund changed its name to the Templeton International Securities Fund. Accordingly, the performance figures in the Table for the Fund through December 31, 1999, reflect the historical performance and inception date of the Templeton International Fund. Additionally, performance for Class 2 shares reflects a blended figure, combining: (a) for periods prior to Class 2's inception of May 1, 1997, historical results of Class 1 shares; and (b) for periods after May 1, 1997, Class 2's results reflecting an additional 12b-1 fee expense which also affect all future performance. Blended figures assume reinvestment of dividends and capital gains.

YIELD CALCULATIONS

We calculate the yields for the Dreyfus VIF Quality Bond Division, PIMCO Short-Term Bond Division, PIMCO Real Return Bond Division, PIMCO Total Return Bond Division Putnam VT Growth and Income Division, Putnam VT International Growth and Income Division, and UIF High Yield Division by a standard method that the SEC prescribes. The hypothetical yields for the Dreyfus VIF Quality Bond Division, Putnam VT Growth and Income Division, Putnam VT International Growth and Income Division, PIMCO Short-Term Bond Division, PIMCO Real Return Bond Division, PIMCO Total Return Bond Division and UIF High Yield Division based upon the one-month period ended December 31, 1999 were 2.97%, 4.67%, 5.71%, 5.50%, 7.19%, 1.14%, and 13.56%, respectively. We calculate the yield quotation by dividing.

 . the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                         YIELD = 2[((a-b)/cd + 1)/6/ - 1]
a = net dividends and interest earned during the period by the Series attributable to the Division

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges that apply to each Division. These fees and charges include the Mortality and Expense Risk Charge and the Administrative Expense Charge. They do not reflect the deduction of Surrender Charges or premium taxes.

All of the actual historical performance of the corresponding Series, as of the date of this Statement, predates the effective date of the Division investing in that Series. The hypothetical historical yield for the Money Market Division will be revised, in future Statements, to show actual annual historical performance that occurs after the effective date of a Division.

MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

We calculate the Money Market Division's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

  .  We take the net change in the Accumulation Unit value during the period.

  . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

  . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

  . We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation. The Money Market Division's hypothetical historical yield for the seven day period ended December 31, 1999 was 3.77%.

We determine the Money Market Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/-1. The Money Market Division's hypothetical historical effective yield for the seven day period ended December 31, 1999 was 3.84%. Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that we may impose when you redeem Accumulation Units.

PERFORMANCE COMPARISONS

In our advertising and sales literature, we may compare the performance of each or all of the available Divisions of the Separate Account to the performance of
(1) other variable annuities in general or (2) particular types of variable annuities that invest in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account.

Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return. Total return assumes the reinvestment of dividends and distributions, but does not take into consideration sales charges, redemption fees or certain expense deductions at the separate account level. In addition, VARDS(R) prepares risk-adjusted rankings, which consider the effects of market risk on total return performance.

In addition, we may compare each Division's performance in advertisements and sales literature to the following benchmarks:

The performance of the AIM V.I. Value Fund, Dreyfus Socially Responsible Growth Fund, MFS Research Series, MFS Capital Opportunities Series, North American-AG Stock Index Fund, North American-T. Rowe Price Science & Technology Fund, Putnam VT Growth and Income Fund, SAFECO Equity Portfolio, SAFECO Growth Opportunities Portfolio, and UIF Equity Growth Portfolio, may be compared to the Standard & Poor's Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The performance of the North American-AG International Equities Fund and the Templeton International Securities Fund - Class 2 may be compared to the Morgan Stanley Capital International ("MSCI") EAFE Index. The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australasia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance.

The performance of the North American-AG Money Market Fund may be compared to Certificates of Deposit Primary Offering by New York City Banks, 30 Day Index (Primary CD Index). The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

The performance of the Janus Worldwide Growth Portfolio and the Templeton Asset Strategy Fund - Class 2 may be compared to the MSCI World Index. The World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 developed market countries in North America, Europe and the Asia/Pacific region.

The performance of the Dreyfus IP Midcap Stock Portfolio and the Janus Aggressive Growth Portfolio may be compared to the S&P(R) 400 Composite Stock Price Index ("S&P(R) 400 Index"). The S&P(R) 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index with each stock affecting the Index in proportion to its market value.

The performance of the Dreyfus VIF Small Cap Portfolio, J.P. Morgan Small Company Portfolio, North American-AG Small Cap Index Fund, and Warburg Pincus Small Company Growth Fund may be compared to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index (with no defined investment objectives) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by the Frank Russell Company.

The performance of the Neuberger Berman Mid-Cap Growth Portfolio may be compared to the S&P(R) MidCap/Barra Growth Index. The S&P(R) MidCap 400/Barra Growth Index is an unmanaged index of U.S. mid-cap growth stocks.

The performance of the Dreyfus VIF Quality Bond Portfolio may be compared to the Merrill Lynch Domestic Master Index (Subindex D010). The Merrill Lynch Domestic Master Index (Subindex D010) is an unmanaged index of U.S. government, mortgage and corporate securities rated A or better.

The performance of the PIMCO Real Return Bond Portfolio may be compared to the Lehman Inflation Linked Treasury Index. The Lehman Inflation Linked Treasury Index is an unmanaged index comprised of all U.S. Inflation Linked Treasuries.

The performance of the PIMCO Total Return Bond Portfolio and the Dreyfus VIF Quality Bond Portfolio may be compared to the Lehman Aggregate Bond Index. The Lehman Aggregate Bond Index is an unmanaged market index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year.

The performance of the PIMCO Short-Term Bond Portfolio may be compared to the Salomon 3 Month T-Bill Index and the Lipper Money Market Index. The Salomon 3 Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months treasury bill issues.

The performance of the UIF High Yield Portfolio may be compared to the CS First Boston High Yield Index. The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

The performance of the Templeton Asset Strategy Fund - Class 2 may also be compared to the J.P. Morgan Global Government Bond Index. The unmanaged J.P. Morgan Global Government Bond Index tracks the performance of government bond markets in 13 countries.

The performance of the Van Kampen LIT Strategic Stock Portfolio may be compared to the Dow Jones Industrial Average and the MSCI USA Index. The Dow Jones Industrial Average is a price-weighted average of 30 stocks as selected by Dow Jones & Co. The MSCI USA Index consists of approximately 320 large domestic companies.

The performance of the North American-AG MidCap Index Fund may be compared to the S&P(R) MidCap 400 Index.

The performance of the American Century VP Value Fund may be compared to the S&P(R) 500/Barra Value Index. The S&P(R) 500/Barra Value Index is a capitalization-weighted index consisting of S&P(R) 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks.

The performance of the American Century VP Value Fund may be compared to the Lipper Multicap Value Index. The Lipper Multicap Value Index consists of the largest funds tracked by Lipper, Inc. that seek long-term growth of capital by investing in companies of all capitalization sizes that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors.

* "Standard & Poor's(R)", "S&P(R)", "S&P 400(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). None of the Funds are sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

**The Russell 2000(R) Index is a trademark/servicemark of Frank Russell Trust Company. Russell is a trademark of the Frank Russell Company.

                      EFFECT OF TAX-DEFERRED ACCUMULATION

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

  . a Contract, whose earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings") and

  . an investment whose earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                     5 Years    10 Years   20 Years
                                     -------    --------   --------
                                         (7.50% earnings rate)
Contract                             $143,563   $206,103   $424,785
Contract (after Taxes)               $131,365   $176,394   $333,845
Taxable Investment                   $130,078   $169,202   $286,294


                                     5 Years    10 Years   20 Years
                                     -------    --------   --------
                                         (10.00% earnings rate)
Contract                             $161,051   $259,374   $672,750
Contract (after Taxes)               $143,957   $214,749   $512,380
Taxable Investment                   $141,571   $200,423   $401,694

The hypothetical tables do not reflect any fees or charges under a Contract or Taxable Investment. However, the Contracts impose:

  .   a Mortality and Expense Risk Charge of 1.20%;

  . a Surrender Charge (applicable to withdrawal of earnings for the first six Contract years) up to a maximum of 7%;

  .   an Administrative Expense Charge of 0.15%.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 59 1/2.

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

                             FINANCIAL STATEMENTS

Separate Account D has a total of 92 Divisions as of the date of this Statement. 40 Divisions (the "Platinum Investor Divisions") are available under the Contracts that are the subject of this Statement. The remaining 52 Divisions had operations as of December 31, 1999 and are offered under other AGL Contracts. The December 31, 1999 financial statements for the Platinum Investor Divisions, which are included in this Statement relate only to the 17 Platinum Investor Divisions that were available under the Contracts as of December 31, 1999.

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.


                                   INDEX TO

                             FINANCIAL STATEMENTS

                                                                     Page No.
                                                                     --------
I.  Separate Account D Financial Statements

      Report of Ernst & Young LLP, Independent Auditors.....................   D-1

      Statement of Net Assets for the year ended December 31, 1999..........   D-2

      Statement of Operations for the year ended December 31, 1999..........   D-2

      Statement of Changes in Net Assets for the years ended
          December 31, 1999 and 1998........................................   D-3

      Notes to  Financial Statements........................................   D-4

II. AGL Consolidated Financial Statements

      Report of Ernst & Young LLP, Independent Auditors.....................   F-1

      Consolidated Balance Sheets as of December 31, 1999 and 1998..........   F-2

      Consolidated Statements of Income for the years ended
          December 31, 1999, 1998 and 1997..................................   F-4

      Consolidated Statements of Comprehensive Income for the years ended
          December 31, 1999, 1998 and 1997..................................   F-5

      Consolidated Statements of Shareholder's Equity for the years ended
          December 31, 1999, 1998 and 1997..................................   F-6

    Consolidated Statements of Cash Flows for the years ended
          December 31, 1999, 1998 and 1997..................................   F-7

    Notes to Consolidated Financial Statements..............................   F-8


[letterhead - Ernst & Young]





                        Report of Independent Auditors


Board of Directors
American General Life Insurance Company
  and
Contract Owners
American General Life Insurance Company
  Platinum Investor Divisions of Separate
    Account D


We have audited the accompanying statement of net assets of the Platinum Investor Divisions of American General Life Insurance Company (the "Company") Separate Account D as of December 31, 1999, and the related statement of operations and the statement of changes in net assets for the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Platinum Investor Divisions of American General Life Insurance Company Separate Account D at December 31, 1999, and the results of its operations and the changes in its net assets for period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP
                                          ---------------------------------
                                               Ernst & Young LLP

Houston, Texas
February 7, 2000

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          PLATINUM INVESTOR DIVISIONS

                               SEPARATE ACCOUNT D


                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

ASSETS:
  Investment securities - at market (cost $16,308,029)........   $18,037,278
  Due from American General Life Insurance Company............         1,443
                                                                 -----------

     NET ASSETS...............................................   $18,038,721
                                                                 ===========

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts...................   $18,038,721
                                                                 -----------

     TOTAL CONTRACT OWNER RESERVES............................   $18,038,721
                                                                 ===========



                            STATEMENT OF OPERATIONS
                         Period Ended December 31, 1999


INVESTMENT INCOME:

  Dividends from mutual funds.................................   $    58,592

EXPENSES:
  Expense and mortality fees..................................       (45,362)
                                                                 -----------
     NET INVESTMENT INCOME....................................        13,230
                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments............................        (9,076)
  Capital gain distributions from mutual funds................       250,784
  Net unrealized gain on investments..........................     1,729,249
                                                                 -----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........     1,970,957
                                                                 -----------

     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........   $ 1,984,187
                                                                 ===========


SEE ACCOMPANYING NOTES.

                    American General Life Insurance Company

                          Platinum Investor Divisions

                               SEPARATE ACCOUNT D


                       STATEMENT OF CHANGES IN NET ASSETS
                         Period Ended December 31, 1999



OPERATIONS:
  Net investment income..........................................   $    13,230
  Net realized loss on investments...............................        (9,076)
  Capital gain distributions from mutual funds...................       250,784
  Net unrealized gain on investments.............................     1,729,249
                                                                    -----------
     Increase in net assets resulting from operations............     1,984,187
                                                                    -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments.....................................    16,121,762
  Payments to contract owners:
     Terminations and withdrawals................................       (67,228)
                                                                    -----------
     Increase in net assets resulting from principal
       transactions..............................................    16,054,534
                                                                    -----------
  TOTAL INCREASE IN NET ASSETS...................................    18,038,721

NET ASSETS:
  Beginning of period............................................             0
                                                                    -----------
  End of period..................................................   $18,038,721
                                                                    ===========





See Accompanying Notes.

                         NOTES TO FINANCIAL STATEMENTS
                          PLATINUM INVESTOR DIVISIONS
                               SEPARATE ACCOUNT D

NOTE A - ORGANIZATION

  The Platinum Investor Divisions (the "Divisions") of American General Life Insurance Company Separate Account D (the "Separate Account") received their first deposits in June 1999. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of sixty-eight investment divisions, which are available to purchasers through annuity contracts. These Divisions, funded by series of independently managed mutual fund portfolios ("Funds") which are available to Platinum Investor contract owners are as follows:


AIM VARIABLE INSURANCE FUNDS, INC.:           MFS VARIABLE INSURANCE TRUST:
  AIM V.I. International Equity Fund             MFS Emerging Growth Series
  AIM V.I. Value Fund
                                              MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
AMERICAN GENERAL SERIES PORTFOLIO COMPANY     ("MSDWUF"):
(A RELATED PARTY):                               Equity Growth Portfolio
  International Equities Fund                    High Yield Portfolio
  MidCap Index Fund
  Money Market Fund                           SAFECO RESOURCE SERIES TRUST:
  Stock Index Fund                               Equity Portfolio
                                                 Growth Portfolio
DREYFUS VARIABLE INVESTMENT FUND:
  Quality Bond Portfolio                      TEMPLETON VARIABLE PRODUCTS SERIES FUND:
  Small Cap Portfolio                            Templeton Asset Allocation Fund - Class 2
                                                 Templeton International Fund - Class 2
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.                                    VAN KAMPEN LIFE INVESTMENT TRUST ("LIT"):
                                                 Strategic Stock Portfolio

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below or in the footnotes which follow.

  SECURITY VALUATION - The investments in shares of the Funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company. The annual rate for the administrative expense charge is 0.15% and the annual rate for the mortality and expense risk charge is 1.20%. A surrender charge is applicable to certain
withdrawal amounts pursuant to the contract and is payable to the Company.   The
total surrender charges collected for the year ended December 31, 1999 were $2,413.

  The funds pay their respective investment advisers a monthly fee based on each fund's average net asset value.

  ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to the 1983a Individual Annuity Mortality Table projected under Scale G factors. The assumed interest rate is 3.5 percent. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.



NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

SEPARATE ACCOUNT D - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE D - INVESTMENTS

   Fund shares are purchased at net asset value with net contract payments (contract purchase payments less terminations, withdrawals and amounts payable to the Company) and reinvestment of distributions made by the funds or portfolios. The following is a summary of shares of the fund and portfolio shares owned as of December 31, 1999.

                                                                  Net          Value of                             Unrealized
                                                                 Asset         Shares at          Cost of         Appreciation/
                     Fund                           Shares       Value          Market          Shares Held       (Depreciation)

AIM Variable Insurance Funds, Inc.:
 AIM V.I. International Equity Fund...........       9,919.879   $ 29.29      $    290,553      $   227,178      $        63,375
 AIM V.I. Value Fund..........................     116,603.279     33.50         3,906,210        3,551,093              355,117
                                                                              ------------      ------------     ---------------
                                                                                 4,196,763         3,778,271             418,492

American General Series Portfolio Company:
 International Equities Fund..................       5,484.860     13.80            75,691            70,736               4,955
 MidCap Index Fund............................      16,713.066     22.24           371,699           416,771             (45,072)
 Money Market Fund............................   1,803,637.750      1.00         1,803,638         1,803,638                   0
 Stock Index Fund.............................      49,425.469     44.44         2,196,468         2,045,267             151,201
                                                                              ------------      ------------     ---------------
                                                                                 4,447,496         4,336,412             111,084

Dreyfus Variable Investment Fund:
 Quality Bond Portfolio.......................      78,138.939     10.89           850,933         1,001,268            (150,335)
 Small Cap Portfolio..........................       8,361.798     66.34           554,722           859,263            (304,541)
                                                                              ------------      ------------     ---------------
                                                                                 1,405,655         1,860,531            (454,876)

Dreyfus Socially Responsible Growth Fund, Inc.      27,672.187     39.07         1,081,152           488,816             592,336

MFS Variable Insurance Trust:
 Emerging Growth Series.......................      77,004.118     37.94         2,921,536         2,062,225             859,311

Morgan Stanley Dean Witter Universal Funds,
 Inc.:
 Equity Growth Portfolio......................      42,827.937     20.31           869,835           788,557              81,278
 High Yield Portfolio.........................      12,404.906     10.24           127,026           132,575              (5,549)
                                                                              ------------      ------------     ---------------
                                                                                  996,861           921,132               75,729
SAFECO Resource Series Trust:
 Equity Portfolio.............................      26,663.506     31.02           827,102           857,858             (30,756)
 Growth Portfolio.............................      36,944.258     22.50           831,246           721,601             109,645
                                                                              ------------      ------------     ---------------
                                                                                1,658,348         1,579,459               78,889
Templeton Variable Products Series Fund:
 Templeton Asset Allocation Fund - Class 2....       6,571.081     23.27           152,909           140,272              12,637
 Templeton International Fund - Class 2.......      24,341.341     22.13           538,674           487,434              51,240
                                                                              ------------      ------------     ---------------
                                                                                   691,583           627,706              63,877
Van Kampen Life Investment Trust:
 Strategic Stock Portfolio....................      54,380.546     11.73           637,884           653,477             (15,593)
                                                                              ------------      ------------     ---------------

Total                                                                         $ 18,037,278      $ 16,308,029     $     1,729,249
                                                                               ===========      ============     ===============

   The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 1999 were $17,129,771 and $812,667, respectively. The cost of total investments owned at December 31, 1999 was the same for both financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation as of December 31, 1999 were $2,281,095 and $551,846, respectively.

NOTE E - SUMMARY OF CHANGES IN UNITS

SUMMARY OF CHANGES IN UNITS FOR THE PERIOD ENDED DECEMBER 31, 1999

CONTRACTS IN ACCUMULATION PERIOD:

                                           AIM V.I.           AIM V.I.           AGSPC           AGSPC            AGSPC
                                         International         Value         International       MidCap           Money
                                          Equity Fund           Fund         Equities Fund     Index Fund      Market Fund

Outstanding at beginning of period...            0.000              0.000            0.000          0.000             0.000
Purchase payments....................       18,311.063        304,547.576        5,769.210     28,240.170       181,155.136
Terminations and withdrawals.........          (60.291)        (1,705.156)           0.000        (72.098)         (451.515)
Transfers to annuity.................            0.000              0.000            0.000          0.000             0.000
Transfers between funds..............        1,409.488         33,458.110          527.265      5,603.485        (3,666.368)
                                           -----------        -----------       ----------     ----------       -----------
Outstanding at end of period.........       19,660.260        336,300.530        6,296.475     33,771.557       177,037.253
                                           ===========        ===========       ==========     ==========       ===========

                                                              Dreyfus                           Dreyfus
                                            AGSPC             Quality           Dreyfus        Socially           MFS
                                            Stock              Bond            Small Cap      Responsible       Emerging
                                          Index Fund         Portfolio         Portfolio      Growth Fund    Growth Series

Outstanding at beginning of period...            0.000              0.000            0.000          0.000             0.000
Purchase payments....................      180,268.431         53,751.413       42,416.855     83,013.847       160,424.610
Terminations and withdrawals.........       (1,725.008)          (109.664)        (175.233)       (68.173)       (1,068.907)
Transfers to annuity.................            0.000              0.000            0.000          0.000             0.000
Transfers between funds..............       22,446.450         29,659.057        7,734.679      8,356.138        15,738.561
                                           -----------        -----------       ----------     ----------       -----------
Outstanding at end of period.........      200,989.873         83,300.806       49,976.301     91,301.812       175,094.264
                                           ===========        ===========       ==========     ==========       ===========

                                            MSDWUF                                                             Templeton
                                            Equity            MSDWUF            SAFECO          SAFECO           Asset
                                            Growth           HighYield          Equity          Growth         Allocation
                                          Portfolio          Portfolio         Portfolio       Portfolio     Fund - Class 2

Outstanding at beginning of period...            0.000              0.000            0.000          0.000             0.000
Purchase payments....................       63,657.293          8,263.361       72,136.702     69,534.560        11,721.678
Terminations and withdrawals.........           (4.871)             0.000         (528.829)      (580.790)           (1.212)
Transfers to annuity.................            0.000              0.000            0.000          0.000             0.000
Transfers between funds..............        3,137.198          4,026.546       11,506.718      2,739.535         2,685.597
                                           -----------        -----------       ----------     ----------       -----------
Outstanding at end of period.........       66,789.620         12,289.907       83,114.591     71,693.305        14,406.063
                                           ===========        ===========       ==========     ==========       ===========


                                          Templeton       Van Kampen LIT
                                        International     Strategic Stock
                                        Fund - Class 2       Portfolio

Outstanding at beginning of period...            0.000              0.000
Purchase payments....................       43,099.761         69,135.311
Terminations and withdrawals.........            0.000              0.000
Transfers to annuity.................            0.000              0.000
Transfers between funds..............        5,752.684          2,848.317
                                           -----------        -----------
Outstanding at end of period.........       48,852.445         71,983.628
                                           ===========        ===========

SEPARATE ACCOUNT D- PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTES F - NET ASSETS REPRESENTED BY:

                                                                 December 31, 1999

CONTRACTS IN ACCUMULATION PERIOD:                         UNITS      UNIT VALUE     AMOUNT

AIM Variable Insurance Funds, Inc.:
  AIM V.I. International Equity Fund................    19,660.260   $14.778714   $   290,554
  AIM V.I. Value Fund...............................   336,300.530    11.616524     3,906,643
                                                                                  -----------
                                                                                    4,197,197
                                                                                  -----------
American General Series Portfolio Company:
  International Equities Fund.......................     6,296.475    12.022517        75,699
  MidCap Index Fund.................................    33,771.557    11.007482       371,740
  Money Market Fund.................................   177,037.253    10.189030     1,803,838
  Stock Index Fund..................................   200,989.873    10.929464     2,196,712
                                                                                  -----------
                                                                                    4,447,989
                                                                                  -----------
Dreyfus Variable Investment Fund:
  Quality Bond Portfolio............................    83,300.806    10.215185       850,933
  Small Cap Portfolio...............................    49,976.301    11.099707       554,722
                                                                                  -----------
                                                                                    1,405,655
                                                                                  -----------

Dreyfus Socially Responsible Growth Fund, Inc.......    91,301.812    11.842835     1,081,272

MFS Variable Insurance Trust:
  MFS Emerging Growth Series........................   175,094.264    16.687357     2,921,860

Morgan Stanley Dean Witter Universal Funds, Inc.:
  Equity Growth Portfolio...........................    66,789.620    13.023513       869,836
  High Yield Portfolio..............................    12,289.907    10.335823       127,026
                                                                                  -----------
                                                                                      996,862
                                                                                  -----------
SAFECO Resource Series Trust:
  Equity Portfolio..................................    83,114.591     9.951341       827,102
  Growth Portfolio..................................    71,693.305    11.594472       831,246
                                                                                  -----------
                                                                                    1,658,348
                                                                                  -----------
Templeton Variable Products Series Fund:
  Templeton Asset Allocation Fund - Class 2.........    14,406.063    10.619127       152,980
  Templeton International Fund - Class 2............    48,852.445    11.026548       538,674
                                                                                  -----------
                                                                                      691,654
                                                                                  -----------
Van Kampen Life Investment Trust:
  Strategic Stock Portfolio.........................    71,983.628     8.861515       637,884
                                                                                  -----------

TOTAL CONTRACT OWNER RESERVES                                                     $18,038,721
                                                                                  ===========

NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED)

  Internal Systems. The Company's ultimate parent, American General Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including the Company, executed a plan to minimize the risk of a significant negative impact on its operations.

  While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the Company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and (5) return the systems to operations. As of December 31, 1999, these activities have been completed, making the Company's critical systems Year 2000 ready.

  The Company continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, the Company implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel and establishing Y2K Command Centers. In addition, AGC established Y2K Command Centers in Houston and each of its locations across the country. Each Command Center monitored all major business processing activities during the century transition and reported progress to the Houston Command Center which coordinated the company's nationwide Year 2000 effort. The Command Centers continued to operate 24 hours a day until January 7, 2000.

  On January 1, 2000, AGC announced that its Y2K Command Centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 7, 2000, the Company has experienced no interruptions to normal business operations,
including the processing of customer account data and transactions.   The
Company will continue to monitor our technology systems and maintain quality customer service throughout the transition period.

  Third Party Relationships. The Company has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) the Company and include organizations with which the Company exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that the Company exercises less, or no, control over such parties' Year 2000 readiness.

  The Company developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, the Company has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in The Company's contingency plans.

  Contingency Plans. The Company's contingency planning process was designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

SEPARATE ACCOUNT D- PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note G - Year 2000 Contingency (Unaudited) - Continued

  Risks and Uncertainties. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC Y2K Command Centers described above, the Company believes that it will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on our future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and the Company is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to the Company's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing its plans, the Year 2000 issues could have a material adverse impact on the Company's operations following the turn of the century.

  Costs. Through December 31, 1999, the Company has incurred, and anticipates that the Company will continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on the Company's results of operations or financial condition. In addition, the Company has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with the Company's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to divisions of the Separate Account.

[LETTERHEAD OF ERNST & YOUNG]

                        Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly-owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1999 and 1998, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                  /s/ Ernst & Young LLP
                                                  ------------------------------
                                                     Ernst & Young LLP

March 1,2000

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $27,725,167 in 1999 and         $27,029,409     $28,906,261
  $27,425,605 in 1998)

 Equity securities, at fair value (cost -
  $198,640 in 1999 and $193,368 in 1998)                237,065         211,684

 Mortgage loans on real estate                        1,918,956       1,557,268
 Policy loans                                         1,234,729       1,170,686
 Investment real estate                                 125,563         119,520
 Other long-term investments                            129,155          86,194
 Short-term investments                                 123,779         222,949
                                                    ----------------------------
Total investments                                    30,798,656      32,274,562

Cash                                                     45,983         117,675
Investment in Parent Company (cost - $8,597 in
 1999 and 1998)                                          53,083          54,570

Indebtedness from affiliates                             75,195         161,096
Accrued investment income                               482,652         459,961
Accounts receivable                                     186,592         196,596
Deferred policy acquisition costs                     1,956,653       1,087,718
Property and equipment                                   78,908          66,197
Other assets                                            250,299         206,318
Assets held in separate accounts                     23,232,419      15,616,020
                                                    ----------------------------
Total assets                                        $57,160,440     $50,240,713
                                                    ============================

See accompanying notes.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                             $29,901,842      $29,353,022
 Other policy claims and benefits payable                53,326           54,278
 Other policyholders' funds                             371,632          398,587
 Federal income taxes                                   375,332          677,315
 Indebtedness to affiliates                               7,086           18,173
 Other liabilities                                      372,416          554,783
 Liabilities related to separate accounts            23,232,419       15,616,020
                                                    ----------------------------
Total liabilities                                    54,314,053       46,672,178

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                     6,000            6,000

 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                       850              850
 Additional paid-in capital                           1,371,687        1,368,089
 Accumulated other comprehensive (loss) income         (356,865)         679,107
 Retained earnings                                    1,824,715        1,514,489
                                                    ----------------------------
Total shareholder's equity                            2,846,387        3,568,535


                                                    ----------------------------
Total liabilities and shareholder's equity          $57,160,440      $50,240,713
                                                    ============================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income


                                                YEAR ENDED DECEMBER 31
                                            1999          1998        1997
                                     -------------------------------------------
                                                     (In Thousands)

Revenues:
 Premiums and other considerations      $  540,029   $  470,238     $  428,721
 Net investment income                   2,348,196    2,316,933      2,198,623
 Net realized investment gains               5,351      (33,785)        29,865
  (losses)
 Other                                      82,581       69,602         53,370
                                     -----------------------------------------
Total revenues                           2,976,157    2,822,988      2,710,579

Benefits and expenses:
 Benefits                                1,719,375    1,788,417      1,757,504
 Operating costs and expenses              495,606      467,067        379,012
 Interest expense                               74           15            782
 Litigation settlement                           -       97,096              -
                                     -----------------------------------------
Total benefits and expenses              2,215,055    2,352,595      2,137,298
                                     -----------------------------------------
Income before income tax expense           761,102      470,393        573,281

Income tax expense                         263,196      153,719        198,724
                                     ------------------------------------------
Net income                              $  497,906   $  316,674     $  374,557
                                     ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income


                                                YEAR ENDED DECEMBER 31
                                            1999          1998        1997
                                      ----------------------------------------
                                                     (In Thousands)

Net income                            $   497,906  $  316,674     $ 374,557
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  ($1,581,500) $341,000; $318,700)     (1,027,977)    222,245       207,124
 Less: gains (losses) realized in           7,995     (29,336)       (1,251)
  net income
                                      ----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  ($1,593,800) $387,000; $320,600)     (1,035,972)    251,581       208,375
                                      ----------------------------------------
Comprehensive (loss) income           $  (538,066) $  568,255     $ 582,932
                                      ========================================



See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                               YEAR ENDED DECEMBER 31
                                          1999         1998            1997
                                     -------------------------------------------
                                                   (In Thousands)

Common stock:
 Balance at beginning of year          $     6,000    $    6,000      $   6,000
 Change during year                              -             -              -
                                     -------------------------------------------
Balance at end of year                       6,000         6,000          6,000

Preferred stock:
 Balance at beginning of year                  850           850            850
 Change during year                              -             -              -
                                     -------------------------------------------
Balance at end of year                         850           850            850

Additional paid-in capital:
 Balance at beginning of year            1,368,089     1,184,743        933,342
 Capital contribution from Parent
  Company                                        -       182,284        250,000
 Other changes during year                   3,598         1,062          1,401
                                     -------------------------------------------
Balance at end of year                   1,371,687     1,368,089      1,184,743

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year            679,107       427,526        219,151
   Change in unrealized gains
    (losses) on securities              (1,035,972)      251,581        208,375
                                     ------------------------------------------
Balance at end of year                    (356,865)      679,107        427,526

Retained earnings:
 Balance at beginning of year            1,514,489     1,442,495      1,469,618
 Net income                                497,906       316,674        374,557
 Dividends paid                           (187,680)     (244,680)      (401,680)
                                     ------------------------------------------
Balance at end of year                   1,824,715     1,514,489      1,442,495
                                     -------------------------------------------
Total shareholder's equity              $2,846,387    $3,568,535     $3,061,614
                                     ===========================================


See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                       YEAR ENDED DECEMBER 31
                                                         1999                   1998                   1997
                                              --------------------------------------------------------------------
                                                                          (In Thousands)
OPERATING ACTIVITIES
Net income                                              $    497,906           $    316,674           $    374,557
Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
   Change in accounts receivable                              10,004                 11,613                (37,752)
   Change in future policy benefits and other
    policy claims                                         (2,422,221)              (866,428)            (1,143,736)

   Amortization of policy acquisition costs                  101,066                125,062                115,467
   Policy acquisition costs deferred                        (307,854)              (244,196)              (219,339)
   Change in other policyholders' funds                      (26,955)                   273                 21,639
   Provision for deferred income tax expense                  85,257                 15,872                 13,264
   Depreciation                                               24,066                 19,418                 16,893
   Amortization                                              (30,894)               (26,775)               (28,276)
   Change in indebtedness to/from affiliates                  74,814                (51,116)                (8,695)
   Change in amounts payable to brokers                      (43,321)                  (894)                31,769
   Net loss (gain) on sale of investments                     45,379                 37,016                (29,865)
   Other, net                                               (170,413)                57,307                 30,409
                                              --------------------------------------------------------------------
Net cash used in operating activities                     (2,163,166)              (606,174)              (863,665)

INVESTING ACTIVITIES
Purchases of investments and loans made                  (44,508,908)           (28,231,615)           (29,638,861)
Sales or maturities of investments and
 receipts from repayment of loans                         43,879,377             26,656,897             28,300,238

Sales and purchases of property, equipment,
 and software, net                                           (87,656)              (105,907)                (9,230)
                                              --------------------------------------------------------------------
Net cash used in investing activities                       (717,187)            (1,680,625)            (1,347,853)

FINANCING ACTIVITIES
Policyholder account deposits                              5,747,658              4,688,831              4,187,191
Policyholder account withdrawals                          (2,754,915)            (2,322,307)            (1,759,660)
Dividends paid                                              (187,680)              (244,680)              (401,680)
Capital contribution from Parent                                   -                182,284                250,000
Other                                                          3,598                  1,062                  1,401
                                              --------------------------------------------------------------------
Net cash provided by financing activities                  2,808,661              2,305,190              2,277,252
                                              --------------------------------------------------------------------
(Decrease) increase in cash                                  (71,692)                18,391                 65,734
Cash at beginning of year                                    117,675                 99,284                 33,550
                                              --------------------------------------------------------------------
Cash at end of year                                     $     45,983           $    117,675           $     99,284
                                              ====================================================================

Interest paid amounted to approximately $2,026,000, $420,000, and $1,004,000, in 1999, 1998, and 1997, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 1999

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly-owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly-owned subsidiary, American General Life Companies ("AGLC"), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products is sold through its wholly-owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly-owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING

The Company and its wholly-owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly-owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1999.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                       1999               1998               1997
                                              --------------------------------------------------------
Net income:
 Statutory net income (1999 balance is
  unaudited)                                          $  350,294         $  259,903         $  327,813
 Deferred policy acquisition costs and cost
  of insurance purchased                                 200,285            116,597            103,872
 Deferred income taxes                                   (86,456)           (53,358)           (13,264)
 Adjustments to policy reserves                           23,110             52,445            (30,162)
 Goodwill amortization                                    (2,437)            (2,033)            (2,067)
 Net realized gain on investments                          2,246             41,488             20,139
 Litigation settlement                                         -            (63,112)                 -
 Other, net                                               10,864            (35,256)           (31,774)
                                              --------------------------------------------------------
GAAP net income                                       $  497,906         $  316,674         $  374,557
                                              ========================================================
Shareholders' equity:
 Statutory capital and surplus (1999 balance
  is unaudited)                                       $1,753,570         $1,670,412         $1,636,327

 Deferred policy acquisition costs and cost
  of insurance purchased                               1,975,667          1,109,831            835,031
 Deferred income taxes                                  (350,258)          (698,350)          (535,703)
 Adjustments to policy reserves                         (202,150)          (274,532)          (319,680)
 Acquisition-related goodwill                             52,317             54,754             51,424
 Asset valuation reserve ("AVR")                         351,904            310,564            255,975
 Interest maintenance reserve ("IMR")                     53,226             27,323              9,596
 Investment valuation differences                       (683,500)         1,487,658          1,272,339
 Surplus from separate accounts                         (180,362)          (174,447)          (150,928)
 Other, net                                               75,973             55,322              7,233
                                              --------------------------------------------------------
Total GAAP shareholders' equity                       $2,846,387         $3,568,535         $3,061,614
                                              ========================================================

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)


The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 1999 and 1998, insurance investment contracts of $25.9 million and $24.1 million, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 1999 and 1998. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

During 1999, the Company maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized and realized gains (losses) are included in net investment income. The Company held no trading securities at December 31, 1999, and trading securities did not have a material effect on net investment income in 1999.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balance.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest and any amortization of premium or discount on delinquent mortgage loans is recorded as income only when actual interest payments are received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 1999, CIP of $19.0 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.8 OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed by management for indicators of impairment in value. If facts and circumstances suggest that goodwill is impaired, other than temporarily, the Company assesses the fair value of the underlying assets and reduces goodwill accordingly.

1.9 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.5% to 13.5% at December 31, 1999.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $28 million, $63 million, and $25 million, during 1999, 1998, and 1997, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% and 2% of life insurance in force at December 31, 1999 and 1998, respectively.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.6 million in 1999.

1.12 INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

In 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. The Company will adopt SFAS 133 on January 1, 2001. The Company does not expect adoption to have a material impact on the Company's results of operations and financial position.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                            1999           1998           1997
                                     -------------------------------------------
                                                      (In Thousands)

Investment income:
 Fixed maturities                         $2,118,794    $2,101,730    $1,966,528
 Equity securities                            17,227         1,813         1,067
 Mortgage loans on real estate               134,878       148,447       157,035
 Investment real estate                       20,553        23,139        22,157
 Policy loans                                 69,684        66,573        62,939
 Other long-term investments                   7,539         3,837         3,135
 Short-term investments                       24,874        15,492         8,626
 Investment income from affiliates             8,695        10,536        11,094
                                     -------------------------------------------

Gross investment income                    2,402,244     2,371,567     2,232,581
Investment expenses                           54,048        54,634        33,958
                                     -------------------------------------------
Net investment income                     $2,348,196    $2,316,933    $2,198,623
                                     ===========================================

The carrying value of investments that produced no investment income during 1999 was less than 0.2% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                            1999            1998            1997
                                     -------------------------------------------
                                                       (In Thousands)

Fixed maturities:
 Gross gains                             $ 118,427      $ 20,109       $ 42,966
 Gross losses                             (102,299)      (62,657)       (34,456)
                                     -------------------------------------------
Total fixed maturities                      16,128       (42,548)         8,510
Equity securities                              793           645          1,971
Other investments                          (11,570)        8,118         19,384
                                     -------------------------------------------
Net realized investment gains
 (losses)                                    5,351       (33,785)        29,865
before tax
Income tax expense (benefit)                 1,874       (11,826)        10,452
Net realized investment gains
 (losses)                                $   3,477      $(21,959)      $ 19,413
after tax
                                     ===========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES


All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1999 and 1998 were as follows:

                                             GROSS        GROSS
                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                  COST        GAIN        LOSS         VALUE
                              --------------------------------------------------
                                                (In Thousands)
DECEMBER 31, 1999
Fixed maturity securities:
Corporate securities:
   Investment-grade            $19,455,518    $134,003   $(704,194)  $18,885,326
   Below investment-grade        1,368,494      11,863    (114,260)    1,266,098
 Mortgage-backed securities*     6,195,003      45,022     (74,746)    6,165,279
 U.S. government obligations       276,621      15,217      (2,376)      289,462
 Foreign governments               245,782       5,774      (1,767)      249,789
 State and political               154,034         499     (10,836)      143,697
  subdivisions
 Redeemable preferred stocks        29,715          43           -        29,758
                               -------------------------------------------------
Total fixed maturity           $27,725,167    $212,421   $(908,179)  $27,029,409
 securities
                              ==================================================
Equity securities              $   198,640    $ 39,381   $    (956)  $   237,065
                              ==================================================
Investment in Parent Company   $     8,597    $ 44,486   $       -   $    53,083
                              ==================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                             GROSS        GROSS
                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
                                  COST        GAIN        LOSS         VALUE
                               -------------------------------------------------
                                                (In Thousands)
DECEMBER 31, 1998
Fixed maturity securities:
Corporate securities:
   Investment-grade            $18,800,553    $1,129,504  $(26,353)  $19,903,703
   Below investment-grade        1,409,198        33,910   (45,789)    1,397,320
 Mortgage-backed securities*     6,359,242       294,331      (870)    6,652,703
 U.S. government obligations       417,822        69,321      (178)      486,965
 Foreign governments               331,699        24,625    (2,437)      353,887
 State and political                86,778         4,796      (187)       91,387
  subdivisions
 Redeemable preferred stocks        20,313             -       (17)       20,296
                               -------------------------------------------------
Total fixed maturity           $27,425,605    $1,556,487  $(75,831)  $28,906,261
 securities
                               =================================================
Equity securities              $   193,368    $   19,426  $ (1,110)  $   211,684
                               =================================================
Investment in Parent Company   $     8,597    $   45,973  $      -   $    54,570
                               =================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                          (In Thousands)
Gross unrealized gains                                 $ 296,288      $1,621,883
Gross unrealized losses                                 (909,135)       (76,941)
DPAC and other fair value adjustments                    200,353       (488,120)
Deferred federal income taxes                             55,631       (377,718)
Net unrealized (losses) gains on securities            $(356,863)     $  679,104
                                                 ===============================

The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:
                                       1999                            1998
                        --------------------------------------------------------
                          AMORTIZED      MARKET        AMORTIZED        MARKET
                             COST        VALUE           COST          VALUE
                        --------------------------------------------------------
                              (In thousands)                (In thousands)
Fixed maturity
 securities, excluding
 mortgage-backed
 securities:
   Due in one year or     $   810,124    $ 813,683     $ 531,496     $   536,264
    less
   Due after one year
    through five years      5,380,557     5,394,918     5,550,665      5,812,581

   Due after five years
    through ten years       8,350,207     8,080,065     9,229,980      9,747,761

   Due after ten years      6,988,799     6,575,461     5,754,220      6,156,950
Mortgage-backed             6,195,480     6,165,282     6,359,244      6,652,705
 securities
                        --------------------------------------------------------
Total fixed maturity      $27,725,167   $27,029,409    $27,425,605   $28,906,261
 securities
                        ========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $12.3 billion, $5.4 billion, and $14.8 billion during 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 1999 and 1998:

                                   OUTSTANDING     PERCENT OF         PERCENT
                                     AMOUNT           TOTAL        NONPERFORMING
                                  ----------------------------------------------
                                     (In Millions)

DECEMBER 31, 1999
Geographic distribution:
 South Atlantic                        $  470         24.6%            0.2%
 Pacific                                  363         18.9             7.8
 West South Central                       185          9.6             0.0
 East South Central                       144          7.5             0.0
 East North Central                       256         13.3             0.0
 Mid-Atlantic                             323         16.8             0.9
 Mountain                                 107          5.6            13.8
 West North Central                        43          2.2             0.0
 New England                               44          2.3             0.0
Allowance for losses                      (16)        (0.8)            0.0
                                  -------------------------------
Total                                  $1,919        100.0%            2.4%
                                  ===============================

Property type:
 Retail                                $  628         32.6%            2.5%
 Office                                   746         38.9             4.2
 Industrial                               302         15.7             0.0
 Apartments                               189          9.9             0.0
 Hotel/motel                               46          2.4             0.0
 Other                                     24          1.3             0.2
Allowance for losses                      (16)        (0.8)            0.0
                                  -------------------------------
Total                                  $1,919        100.0%            2.4%
                                  ===============================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                                   OUTSTANDING     PERCENT OF         PERCENT
                                     AMOUNT           TOTAL        NONPERFORMING
                                  ----------------------------------------------
                                     (In Millions)
DECEMBER 31, 1998
Geographic distribution:
 South Atlantic                        $  429            27.6%         0.2%
 Pacific                                  320            20.6         10.4
 Mid-Atlantic                             326            20.9          4.1
 East North Central                       178            11.4          -
 Mountain                                  95             6.1          -
 West South Central                       118             7.5          -
 East South Central                        46             3.0          -
 West North Central                        33             2.1          -
 New England                               25             1.6          -
Allowance for losses                      (13)           (0.8)         -
                                  -------------------------------
Total                                  $1,557          100.00%         3.1%
                                  ===============================

Property type:
 Office                                $  593            38.1%         7.0%
 Retail                                   423            27.1          0.2
 Industrial                               292            18.8          -
 Apartments                               178            11.4          2.9
 Hotel/motel                               38             2.4          -
 Other                                     46             3.0          -
Allowance for losses                      (13)           (0.8)         -
                                  -------------------------------
Total                                  $1,557             100%         3.1%
                                  ===============================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

2.   INVESTMENTS (CONTINUED)

2.5 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                           DECEMBER 31, 1999                              DECEMBER 31, 1998
                                -----------------------------------------------------------------------------------------
                                                           CARRYING                                       CARRYING
                                  COST       FAIR VALUE     AMOUNT           COST         FAIR VALUE       AMOUNT
                                -----------------------------------------------------------------------------------------
                                             (In Thousands)                                 (In Thousands)
Fixed maturities:
 Bonds:
   United States
    government and
    government agencies        $   276,621   $    289,462   $      289,462     $    417,822   $   486,965       $    486,965
    and authorities
   States, municipalities,
    and political                  154,034        143,697          143,697           86,778        91,387             91,387
    subdivisions
   Foreign governments              245,782       249,789          249,789          331,699       353,887            353,887
   Public utilities               1,468,758     1,465,129        1,465,129        1,777,172     1,895,326          1,895,326
   Mortgage-backed                6,195,003     6,165,279        6,165,279        6,359,242     6,652,703          6,652,703
    securities
   All other corporate           19,355,254    18,686,295       18,686,295       18,432,579    19,405,697         19,405,697
    bonds**
 Redeemable preferred                29,715        29,758           29,758           20,313        20,296             20,296
  stocks
                               ---------------------------------------------------------------------------------------------
Total fixed maturities           27,725,167    27,029,409       27,029,409       27,425,605    28,906,261         28,906,261
Equity securities:
 Common stocks:
   Banks, trust, and
    insurance companies                   -             -                -                -             -                  -

   Industrial,
    miscellaneous, and              180,849       219,089          219,089          176,321       211,684            211,684
    other

   Nonredeemable preferred
    stocks                           17,791        17,976           17,976           17,047             -                  -
                               ---------------------------------------------------------------------------------------------

Total equity securities             198,640       237,065          237,065          193,368       211,684            211,684
Mortgage loans on real            1,918,956     1,829,212        1,918,956        1,557,268     1,607,599          1,557,268
 estate*
Investment real estate              125,563       XXXXXXX          125,563          119,520       xxxxxxx            119,520
Policy loans                      1,234,729     1,205,056        1,234,729        1,170,686     1,252,409          1,170,686
Other long-term investments         129,155       XXXXXXX          129,155           86,194       xxxxxxx             86,194
Short-term investments              123,779       XXXXXXX          123,779          222,949       xxxxxxx            222,949
                               ---------------------------------------------------------------------------------------------
Total investments               $31,455,989  $    XXXXXXX   $   30,798,656     $ 30,775,590   $   xxxxxxx       $ 32,274,562
                                ============================================================================================

 * Amount is net of allowance for losses of $16 million and $13 million at December 31, 1999 and 1998, respectively.

** Includes derivative financial instruments with negative fair values of $4.7 million and $1.0 million and positive fair values of $2.3 million and $24.3 million at December 31, 1999 and 1998, respectively.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                         1999            1998            1997
                                       --------------------------------------
                                                    (In Thousands)
Balance at January 1                   $1,087,718   $  835,031     $1,042,783
 Capitalization                           307,854      244,196        219,339
 Amortization                            (101,066)    (125,062)      (115,467)
 Effect of realized and unrealized
  gains (losses) on securities            662,147      133,553       (311,624)
                                       --------------------------------------
Balance at December 31                 $1,956,653   $1,087,718      $  835,031
                                       =======================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                            DECEMBER 31
                                                        1999           1998
                                                 ------------------------------
                                                          (In Thousands)

Goodwill                                                $ 52,317       $ 54,754
American General Corporation CBO (Collateralized
 Bond Obligation) 98-1 Ltd.                                    -          9,740

Cost of insurance purchased ("CIP")                       19,014         22,113
Computer software                                        117,571         78,775
Other                                                     61,397         40,936
                                                 ------------------------------
Total other assets                                      $250,299       $206,318
                                                 ==============================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 1999, was as follows:

                                                                     1999
                                                                 ------------

                                                                      (In
                                                                  Thousands)

Balance at January 1                                               $  22,113
Acquisition of business                                                    -
Accretion of interest at 5.02%                                           926
Amortization                                                          (4,025)
                                                                   ---------
Balance at December 31                                             $  19,014
                                                                   =========

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                             DECEMBER 31
                                                        1999            1998
                                                   -----------------------------
                                                          (In Thousands)

Current tax (receivable) payable                        $ 25,074      $ (21,035)
Deferred tax liabilities, applicable to:
 Net income                                              405,889        320,632
 Net unrealized investment gains                         (55,631)       377,718
                                                   -----------------------------
Total deferred tax liabilities                           350,258        698,350
                                                   -----------------------------
Total current and deferred tax liabilities              $375,332       $677,315
                                                   =============================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                       1999             1998
                                                     --------------------------
                                                           (In Thousands)

Deferred tax liabilities applicable to:
 Deferred policy acquisition costs                     $ 601,678     $  307,025
 Basis differential of investments                             -        590,661
 Other                                                   171,763        150,189
                                                     ---------------------------

Total deferred tax liabilities                           773,441      1,047,875

Deferred tax assets applicable to:
 Policy reserves                                        (215,465)      (212,459)
 Basis differential of investments                      (158,421)             -
 Other                                                  (141,236)      (137,066)
                                                      --------------------------

Total deferred tax assets before valuation
allowance                                               (515,122)      (349,525)
Valuation allowance                                       91,939              -
                                                      --------------------------

Total deferred tax assets, net of valuation
allowance                                               (423,183)      (349,525)
                                                      --------------------------
Net deferred tax liabilities                           $ 350,258     $  698,350
                                                      ==========================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations, is distributed as dividends, or unless the income tax deferred status of such amount is modified by future tax legislation. Such income, accumulated in policyholders' surplus accounts, totaled $88.2 million at December 31, 1999. At current corporate rates, the maximum amount of tax on such income is approximately $30.9 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of income tax expense for the years were as follows:

                                            1999            1998          1997
                                           -------------------------------------
                                                      (In Thousands)

Current expense                             $176,725      $134,344     $185,460
Deferred expense (benefit):
 Deferred policy acquisition cost             65,377        33,230       27,644
 Policy reserves                             (22,654)        2,189      (27,496)
 Basis differential of investments            (4,729)       11,969        3,769
 Litigation settlement                        22,641       (33,983)           -
 Year 2000                                         -        (9,653)           -
 Internally developed software                18,654             -            -
 Other, net                                    7,182        15,623        9,347
                                           -------------------------------------
Total deferred expense                        86,471        19,375       13,264
                                           -------------------------------------
Income tax expense                          $263,196      $153,719     $198,724
                                           =====================================


5.2 TAX EXPENSE


A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                            1999            1998          1997
                                           -------------------------------------
                                                      (In Thousands)
Income tax at statutory percentage
 of GAAP pretax income                      $266,386      $164,638     $200,649
Tax-exempt investment income                 (16,423)      (11,278)      (9,493)
Goodwill                                         853           712          723
Other                                         12,380          (353)       6,845
                                           -------------------------------------
Income tax expense                          $263,196        $153,719   $198,724
                                           =====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $126 million, $159 million, and $168 million in 1999, 1998, and 1997, respectively.

5.4 TAX RETURN EXAMINATIONS

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1992. The IRS is currently examining tax returns for 1993 through 1996. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:

                                  DECEMBER 31, 1999             DECEMBER 31, 1998
                          ------------------------------------------------------------
                              PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                          ------------------------------------------------------------

                                                  (In Thousands)

American General
 Corporation, 9 3/8%,       $  4,725          $  3,410       $ 4,725        $  3,345
 due 2008
American General
 Corporation, Promissory
 notes, due 2004             12,232            12,232        14,679          14,679
American General
 Corporation, Restricted
 Subordinated Note,
 13 1/2%, due 2002           27,378            27,378        29,435          29,435
                           ------------------------------------------------------------
Total notes receivable
 from affiliates             44,335            43,020        48,839          47,459
Accounts receivable from
 affiliates                       -            32,175             -          113,637
                          ------------------------------------------------------------
Indebtedness from          $44,335           $75,195        $48,839        $161,096
 affiliates
                          ============================================================

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $55,318,000, $46,921,000, and $33,916,000 for such services in
1999, 1998, and 1997, respectively. Accounts payable for such services at December 31, 1999 and 1998 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $138,885,000, $66,550,000, and $6,455,000 for such services and rent in 1999, 1998, and 1997, respectively. Accounts receivable for rent and services at December 31, 1999 and 1998 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. American General Corporation follows the intrinsic value method of accounting for stock options as prescribed by Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees. Therefore, the expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans, no expense is recognized, since the market price equals the exercise price at the measurement date.

                    American General Life Insurance Company

7. STOCK-BASED COMPENSATION (CONTINUED)

Under an alternative accounting method of accounting under Statement of Financial Accounting Standards No. 123, Accounting for Stock-Based Compensation, compensation expense arising from stock options would be measured at the estimated fair value of the options at the date of grant. Had compensation expense for the stock options been determined using this method, net income would have been as follows:

                                            1999           1998           1997
                                     ---------------------------------------------
                                                      (In Thousands)
Net income as reported                      $497,906       $316,674       $374,557
Net income pro forma                        $495,331       $315,078       $373,328

The average fair values of the options granted during 1999, 1998, and 1997 were $17.06, $15.38, and $10.33, respectively. The fair value of each option was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions used to estimate the fair value of the stock options were as follows:

                                               1999            1998            1997
                                       -----------------------------------------------
Dividend yield                                   2.5%            2.5%            3.0%
Expected volatility                             24.4%           23.0%           22.0%
Risk-free interest rate                         4.95%           5.76%            6.4%
Expected life                                 6 years         6 years         6 years

8. BENEFIT PLANS

8.1 PENSION PLANS


The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 71% and 26%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $59 million.

The components of pension expense and underlying assumptions were as follows:

                                             1999            1998            1997
                                     -----------------------------------------------
                                                        (In Thousands)

Service cost                                $  3,575         $ 3,693         $ 1,891
Interest cost                                  7,440           6,289           2,929
Expected return on plan assets               (12,670)         (9,322)         (5,469)
Amortization                                    (820)           (557)            195
Pension (income) expense                    $ (2,475)        $   103         $  (454)
                                     ===============================================

Discount rate on benefit obligation             7.75%           7.00%           7.25%
Rate of increase in compensation levels         4.25%           4.25%           4.00%
Expected long-term rate of return on
 plan assets                                   10.35%          10.25%          10.00%


The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

Projected benefit obligation (PBO)                      $100,600        $ 96,554
Plan assets at fair value                                145,863         120,898
                                                 -------------------------------
Plan assets at fair value in excess of PBO                45,263          24,344
Other unrecognized items, net                            (26,076)        (10,176)
                                                 -------------------------------
Prepaid pension expense                                 $ 19,187        $ 14,168
                                                 ===============================

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The change in PBO was as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

PBO at January 1                                        $ 96,554         $43,393
Service and interest costs                                11,015           9,982
Benefits paid                                             (4,919)         (1,954)
Actuarial loss                                           (12,036)         17,089
Amendments, transfers, and acquisitions                    9,986          28,044
                                                 -------------------------------
PBO at December 31                                      $100,600         $96,554
                                                 ===============================

The change in the fair value of plan assets was as follows:

                                                        1999            1998
                                                 -------------------------------
                                                           (In Thousands)

Fair value of plan assets at January 1                  $120,898        $ 80,102
Actual return on plan assets                              17,934          12,269
Benefits paid                                             (4,919)         (1,954)
Acquisitions and other                                    11,950          30,481
                                                 -------------------------------
Fair value of plan assets at December 31                $145,863        $120,898
                                                 ===============================

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS


The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 1999, 1998, and 1997 was $254,000, $60,000, and $601,000, respectively. The accrued liability for postretirement benefits was $18.8 million and $19.2 million at December 31, 1999 and 1998, respectively. These liabilities were discounted at the same rates used for the pension plans.

9. DERIVATIVE FINANCIAL INSTRUMENTS

9.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk by utilizing interest rate and currency swap agreements, and options to enter into interest rate swap agreements (called swaptions). The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swap agreements are also used to convert a portion of floating -rate borrowings to a fixed rate and to hedge against the risk of rising interest rates on anticipated debt issuances.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security. The fair values of swap agreements hedging debt are not recognized in the consolidated balance sheet.

For swap agreements hedging anticipated investment purchases or debt issuances, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment or debt. If the underlying investment or debt is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                        (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
 Notional amount                                        $ 160           $ 369
 Average receive rate                                    6.73%           6.06%
 Average pay rate                                        6.55%           5.48%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                    $ 124           $ 124
   Average exchange rate                                 1.50            1.50
Currency swap agreements (receive U.S. dollars/pay
 Australian dollars):
   Notional amount (in U.S. dollars)                    $  23           $   -
   Average exchange rate                                 0.65               -

9.3 CALL SWAPTIONS


Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.3 CALL SWAPTIONS (CONTINUED)

Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                        1999            1998
                                                 -------------------------------
                                                        (Dollars in Billions)
Call swaptions:
 Notional amount                                        $3.78           $1.76
 Average strike rate                                     4.52%           3.97%

Put swaptions:
 Notional amount                                        $2.14           $1.05
 Average strike rate                                     8.60%           8.33%

9.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

11. DIVIDENDS PAID

American General Life Insurance Company paid $187 million, $244 million, and $401 million, in dividends on common stock to AGC Life Insurance Company in 1999, 1998, and 1997, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 1999, 1998, and 1997.

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1999, approximately $2.6 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $1.9 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. The litigation liabilities were reduced by payments of $2.7 million, and the remaining balance of $94.4 million was included in other liabilities on the Company's balance sheet at December 31, 1998. All settlements were finalized in 1999.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings, including those filed by individuals who have excluded themselves from the market conduct settlement, and lawsuits relating to policies not covered by the market conduct settlements, arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's consolidated results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1999 and 1998, the Company has accrued $8.6 million and $6.0 million, respectively, for guaranty fund assessments, net of $3.4 million and $3.7 million, respectively, of premium tax deductions. The Company has recorded receivables of $4.4 million and $6.2 million at December 31, 1999 and 1998, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $2.1 million, $3.6 million, and $2.1 million in 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

13. REINSURANCE

Reinsurance transactions for the years ended December 31, 1999, 1998, and 1997 were as follows:

                                                                                             PERCENTAGE
                                               CEDED TO        ASSUMED                        OF AMOUNT
                             GROSS              OTHER        FROM OTHER                       ASSUMED TO
                             AMOUNT            COMPANIES      COMPANIES      NET AMOUNT           NET
                            ---------------------------------------------------------------------------
                                               (In Thousands)
DECEMBER 31, 1999
Life insurance in force         $50,060,334     $17,056,734       $524,062     $33,527,662          1.56%
                            ==============================================================
Premiums:
 Life insurance and annuities   $   101,900     $    49,530       $    252     $    52,622          0.48%
 Accident and health insurance          977              84              -             893          0.00%
                            --------------------------------------------------------------
Total premiums                  $   102,877     $    49,614       $    252     $    53,515          0.47%
                            ===============================================================

DECEMBER 31, 1998
Life insurance in force         $46,057,031     $13,288,183       $629,791     $33,398,639          1.89%
                             =============================================================
Premiums:
 Life insurance and annuities   $    90,298     $    42,235       $    117     $    48,180          0.24%
 Accident and health insurance        1,134              87              -           1,047          0.00%
                              ------------------------------------------------------------
Total premiums                  $    91,432     $    42,322       $    117     $    49,227          0.24%
                              ============================================================
DECEMBER 31, 1997
Life insurance in force         $45,963,710     $10,926,255       $  4,997     $35,042,452          0.01%
                              ============================================================
Premiums:
 Life insurance and annuities   $   100,357     $    37,294       $     75     $    63,138          0.12%
 Accident and health insurance        1,208             172              -           1,036          0.00%
                              ------------------------------------------------------------
Total premiums                  $   101,565     $    37,466       $     75     $    64,174          0.12%
                              ============================================================

Reinsurance recoverable on paid losses was approximately $8.0 million, $7.7 million, and $2.3 million at December 31, 1999, 1998, and 1997, respectively. Reinsurance recoverable on unpaid losses was approximately $10.5 million, $2.5 million, and $3.2 million at December 31, 1999, 1998, and 1997, respectively.

                    American General Life Insurance Company

14. YEAR 2000 CONTINGENCY (UNAUDITED)

Currently, all of our major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third-party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on the Company's results of operations, liquidity, or financial condition.

15. DIVISION OPERATIONS

15.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

15. DIVISION OPERATIONS

15.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                              REVENUES                 INCOME BEFORE TAXES                EARNINGS
                     ----------------------------------------------------------------------------------------
                      1999       1998      1997      1999      1998       1997     1999      1998       1997
                     ----------------------------------------------------------------------------------------

                                                       In Millions
Retirement Services    $2,088    $1,987     $1,859   $ 567    $ 469       $ 398    $ 374    $ 315       $ 261
Life Insurance            883       870        822     191      162         147      123      107          97
                      ---------------------------------------------------------------------------------------
Total divisions         2,971     2,857      2,681     758      631         545      497      422         358
Goodwill
 amortization               -         -          -      (2)      (2)         (2)      (2)      (2)         (2)
RG (L)                      5       (34)        30       5      (34)         30        3      (22)         19
Nonrecurring items          -         -          -       -    (125)(a)        -        -      (81)(a)       -
                     ----------------------------------------------------------------------------------------
Total consolidated     $2,976    $2,823     $2,711   $ 761    $ 470       $ 573    $ 498    $ 317       $ 375
                      =======================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

Division balance sheet information was as follows:

                                            ASSETS                    LIABILITIES
                                --------------------------------------------------------
                                                        December 31
                                --------------------------------------------------------
In millions                           1999          1998          1999          1998
                                --------------------------------------------------------

Retirement Services                    $47,323       $41,347       $45,359       $38,841
Life Insurance                           9,837         8,894         8,955         7,831
                                --------------------------------------------------------
Total consolidated                     $57,160       $50,241       $54,314       $46,672
                                ========================================================

                                    PART C

                               OTHER INFORMATION
                               -----------------

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements

               PART A:  None

               PART B:

       (1) Financial Statements of the Platinum Investor Divisions of American General Life Insurance Company Separate Account D:

               Report of Ernst & Young LLP, Independent Auditors
               Statement of Net Assets as of December 31, 1999
               Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the year ended
                 December 31, 1999
               Notes to Financial Statements

       (2) Consolidated Financial Statements of American General Life Insurance Company:

               Report of Ernst & Young LLP, Independent Auditors Consolidated Balance Sheets as of December 31, 1999 and 1998 Consolidated Statements of Income for the years ended
                 December 31, 1999, 1998 and 1997
               Consolidated Statements of Comprehensive Income for the years ended December 31, 1999, 1998 and 1997
               Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
               Consolidated Statements of Cash Flows for the years ended
                 December 31, 1999, 1998 and 1997
               Notes to Consolidated Financial Statements

               PART C:  None

          (b)  Exhibits

               (1)(a) American General Life Insurance Company of Delaware Board
                      of Directors resolution authorizing the establishment of Separate Account D. (1)

                  (b) Resolution of the Board of Directors of American General
                      Life Insurance Company of Delaware authorizing among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)


   (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

(2)         None

(3)(a) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (16)

   (b)(i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated June 1, 1998. (5)

      (ii) Amendment One to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated as of January 1, 1999. (6)

     (iii) Form of Amendment Four to Participation Agreement by and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (16)

      (iv) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (18)

      (v) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (6)

      (vi) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (19)


      (vii) Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus

            Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated as of June 1, 1998. (5)

    (viii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (6)

    (ix) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (5)

    (x) Form of Amendment One to Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

    (xi) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (19)

    (xii) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (7)

    (xiii) Amendment One to Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated, dated as of June 30, 1997. (20)

    (xiv) Amendment Four to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company and American General Securities Incorporated, dated as of December 15, 1998. (6)

    (xv) Form of Amendment Seven to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (16)

    (xvi) Form of Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust and SAFECO Securities, Inc. (5)

    (xvii) Amendment One by and among American General Life Insurance Company, American General Securities Incorporated and SAFECO Resources Series Trust dated as of December 1, 1998. (6)

    (xviii) Form of Amendment Four to Participation Agreement Among American
            General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust, and SAFECO Securities, Inc. (16)

    (xix) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (9)

    (xx) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. dated as of January 24, 1997.
            (7)

    (xxi) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. dated as of June 30, 1997. (6)

    (xxii) Amendment Three to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Van Kampen Funds Inc. dated December 1, 1998. (6)

    (xxiii) Form of Amendment Six to Amended and Restated Participation
            Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company, and American General Securities Incorporated.
            (16)

      (xxiv) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (17)

      (xxv) Form of Amendment One to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (Filed herewith)

      (xxvi) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (17)

      (xxvii) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (17)

      (xxviii) Form of Participation Agreement among Putnam Variable Trust,
               Putnam Mutual Funds Corp., and American General Life Insurance Company. (5)

      (xxix)   Form of Amendment Two to Participation Agreement among
               Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (Filed herewith)

   (c)(i)      Form of Selling Group Agreement.  (16)

      (ii) Selling Group Agreement Exhibit A-1, adding Platinum Investor Variable Annuity to Contracts offered under Selling Group Agreement, and Selling Group Agreement Exhibit B-1, describing compensation payable under Platinum Investor Variable Annuity.
               (6)

(4)(a)         Specimen form of Variable Annuity Contract Form No. 98020.  (4)

   (b)         Form of Waiver of Surrender Charge Rider.  (4)

   (c)(i)      Form of Waiver of Qualified Contract Endorsement.  (2)

   (c)(ii) Specimen form of Variable Annuity Contract Amendment Form No. AGLC 0123-00. (10)

   (d)(i) Specimen form of Individual Retirement Annuity Disclosure Statement and Financial Disclosure available under Contract Form No. 98020. (Included herein following Part A and preceding Part B of this Registration Statement.)

      (ii)  Specimen form of Individual Retirement Annuity Endorsement. (11)

      (iii) Specimen form of IRA Instruction Form.  (12)

      (iv) Specimen form of Roth Individual Retirement Annuity Disclosure Statement and Financial Disclosure available under Contract Form No. 98020. (Included herein following Part A and preceding Part B of this Registration Statement.)

   (e) Specimen form of provisions describing free look and refunds during the free look, maximum age at annuitization, and automatic Annuity Option, for Contract Form No. 98020 filed in the states of CA, GA, HI, ID, MI, MN, MO, NE, NC, ND, OK, OR, PA, TX, SC, UT, WA, and WV.
            (6)

(5)(a) Specimen form of Application for Contract (Form No. L9-223-98 Rev 0800). (Filed herewith)

   (b)(i) Specimen form of Separate Account D Election of Annuity Payment Option/Change Form. (12)

      (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy to Annuity Contract. (12)

      (iii) Form of Transaction Request Form.  (12)

      (iv) Specimen form of Platinum Investor Variable Annuity Service Request. (Filed herewith)

      (v) Specimen form of Platinum Investor Variable Annuity Ticket Order under Contract No. 98020. (6)

      (vi) Specimen form of confirmation of initial purchase payment under Contract No. 98020. (6)

   (c) Specimen form of Special Dollar Cost Averaging Plans under Contract No. 98020. (Filed herewith)

(6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

   (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (12)

   (c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995.
            (13)

(7)         None

(8)(a) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies (formerly American General Independent Producer Division).

   (b) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor dated June 1, 1998. (13)

   (c)(i) Administrative Services Agreement between American General Life Insurance Company and The Dreyfus Corporation dated as of August 11, 1998. (4)

      (ii) Amendment One to Administrative Services Agreement between American General Life Insurance Company and The Dreyfus Corporation dated as of December 1, 1998. (4)

   (d) Form of Administrative Services Agreement between American General Life Insurance Company and Morgan Stanley Dean Witter Investment Management, Inc. (15)

   (e) Form of Administrative Services Agreement by and between American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (21)

   (f) Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (20)

   (g) Form of Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management, Inc. (15)

   (h) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger Berman Management Incorporated. (17)

(9)         Opinion and Consent of Counsel.  (6)

(10)(a)      Consent of Independent Auditors.  (Filed herewith)

    (b)      Consent of Mayer, Brown & Platt.  (6)

(11)         None

(12)         None

(13)(a) Computations of hypothetical historical average annual total returns for: AIM V.I. International Equity Fund; AIM V.I. Value Fund; Dreyfus VIF Quality Bond Portfolio; Dreyfus VIF Small Cap Portfolio; Dreyfus Socially Responsible Growth Fund; MFS Emerging Growth Series; North American-AG International Equities Fund; North American-AG MidCap Index Fund; North American-AG Money Market Fund; North American-AG Stock Index Fund; UIF Equity Growth Portfolio; UIF High Yield Portfolio; SAFECO Equity Portfolio; SAFECO Growth Opportunities Portfolio; Templeton Asset Strategy Fund-Class 2; Templeton International Securities Fund-Class 2; and Van Kampen LIT Strategic Stock Portfolio Divisions available under Contract Form No. 98020 for the one and five year periods ended December 31, 1998, and since inception. (6)

    (b) Computations of hypothetical historical total returns for AIM V.I. International Equity Fund; AIM V.I. Value Fund; Dreyfus VIF Quality Bond Portfolio; Dreyfus VIF Small Cap Portfolio; Dreyfus Socially Responsible Growth Fund; MFS Emerging Growth Series; North American-AG International Equities Fund; North American-AG MidCap Index Fund; North American-AG Money Market Fund; North American-AG Stock Index Fund; UIF Equity Growth Portfolio; UIF High Yield Portfolio; SAFECO Equity Portfolio; SAFECO Growth Opportunities Portfolio; Templeton Asset Strategy Fund-Class 2; Templeton International Securities Fund-Class 2; and Van Kampen LIT Strategic Stock Portfolio Divisions under Contract Form No. 98020 for the one and five year periods ended December 31, 1998, and since inception.
             (6)

    (c) Computations of hypothetical historical cumulative total returns for AIM V.I. International Equity Fund; AIM V.I. Value Fund; Dreyfus VIF Quality Bond Portfolio; Dreyfus VIF Small Cap Portfolio; Dreyfus Socially Responsible Growth Fund; MFS Emerging Growth Series; North American-AG International Equities Fund; North American-AG MidCap Index Fund; North American-AG Money Market Fund; North American-AG Stock Index Fund; UIF Equity Growth Portfolio; UIF High Yield Portfolio; SAFECO Equity Portfolio; SAFECO Growth

             Opportunities Portfolio; Templeton Asset Strategy Fund-Class 2; Templeton International Securities Fund-Class 2; and Van Kampen LIT Strategic Stock Portfolio Divisions under Contract Form No. 98020 for the one and five year periods ended December 31, 1998, and since inception. (6)

    (d) Computations of hypothetical historical 30 day yield for the Money Market Division, the Dreyfus Quality Bond Portfolio Division, the Morgan Stanley Dean Witter Equity Growth Portfolio Division and the Morgan Stanley Dean Witter High Yield Portfolio Division available under Contract Form No. 98020 for the one month period ended December 31, 1998. (6)

    (e) Computations of hypothetical historical seven-day yield and effective yield for the Money Market Division, available under Contract Form No. 98020 for the seven day period ended December 31, 1998. (6)

    (f) Computations of hypothetical historical average annual total returns, computations of hypothetical historical total returns and computations of hypothetical historical cumulative total returns for American Century VP Value, Ayco Large Cap Growth Fund I, Dreyfus IP MidCap Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, J.P. Morgan Small Company, Janus Aspen Aggressive Growth - Service Shares, Janus Aspen International Growth - Service Shares, Janus Aspen Worldwide Growth - Service Shares, MFS Capital Opportunities, MFS New Discovery, MFS Research, Neuberger Berman Mid-Cap Growth, North American-AG Nasdaq-100 Index, North American-AG Small Cap Index, North American-T. Rowe Price Science & Technology, PIMCO Real Return Bond, PIMCO Short-Term Bond, PIMCO Total Return Bond, Putnam VT Growth and Income, Putnam VT International Growth and Income, and Warburg Pincus Small Company Growth Divisions under Contract Form No. 98020 for the one and five year periods ended December 31, 1999, and since inception. (Filed herewith)

    (g) Computations of hypothetical historical 30 day yield for the PIMCO Real Return Bond; PIMCO Short-Term Bond; PIMCO Total Return Bond; Putnam VT Growth and Income; Putnam VT International Growth Division available under Contract Form No. 98020 for the one month period ended December 31, 1999. (Filed herewith)

(14)         Not applicable.

------------

1. Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

2. Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

3. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

4. Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

5. Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

6. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

8. Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 24, 1998.

9. Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

10. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on April 28, 2000.

11. Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

12. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

13. Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

16. Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account FL-R filed on October 11, 2000.

17. Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

18. Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

19. Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account FL-R filed on September 20, 2000.

20. Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

21. Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

       The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

          Name and Principal          Positions and Offices
          Business Address            with the Depositor
          -----------------           ------------------

          Rodney O. Martin, Jr.       Director, Chairman and
          2929 Allen Parkway          Chief Executive Officer
          Houston, Texas 77019

          Donald W. Britton           Director and President
          2929 Allen Parkway
          Houston, Texas 77019

          David A. Fravel             Director and
          2929 Allen Parkway          Executive Vice President
          Houston, Texas 77019

          David L. Herzog             Director, Executive Vice President
          2929 Allen Parkway          and Chief Financial Officer
          Houston, Texas 77019

          Royce G. Imhoff, II         Director
          2727-A Allen Parkway
          Houston, Texas 77019

          John V. LaGrasse            Director,
          2929 Allen Parkway          Executive Vice President and
          Houston, Texas 77019        Chief Technology Officer

          Thomas M. Zurek             Director,
          2929 Allen Parkway          Executive Vice President and
          Houston, Texas 77019        General Counsel

          Paul Mistretta              Executive Vice President
          2929 Allen Parkway
          Houston, Texas 77019

          Brian D. Murphy             Executive Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Don M. Ward                 Executive Vice President
          2727 Allen Parkway
          Houston, Texas 77019

          Wayne A. Barnard            Senior Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Robert M. Beuerlein         Senior Vice President
          2727-A Allen Parkway        and Chief Actuary
          Houston, Texas 77019

          David J. Dietz              Senior Vice President-
          390 Park Avenue             Corporate Markets Group
          New York, NY 10022-4684

          William Guterding           Senior Vice President
          390 Park Avenue
          New York, NY 10022-4684

          Robert F. Herbert, Jr.      Senior Vice President,
          2727-A Allen Parkway        Treasurer and Controller
          Houston, Texas 77019

          Simon J. Leech              Senior Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Michael B. Boesen           Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Richard L. Gravette         Vice President and
          2727-A Allen Parkway        Assistant Treasurer
          Houston, Texas 77019

          Farideh Farrokhi            Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Jeanmarie Jacoby            Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          W. Larry Mask               Vice President, Real Estate
          2929 Allen Parkway          Investment Officer and
          Houston, Texas 77019        Assistant Secretary

          Rosalia S. Nolan            Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Rembert R. Owen, Jr.        Vice President, Real Estate
          2929 Allen Parkway          Investment Officer and
          Houston, Texas 77019        Assistant Secretary

          Dennis H. Roberts                Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Dale W. Sachtleben               Vice President
          #1 Franklin Square
          Springfield, Illinois 62713-0001

          Richard W. Scott                 Vice President and
          2929 Allen Parkway               Chief Investment Officer
          Houston, Texas 77019

          T. Clay Spires                   Vice President
          2727-A Allen Parkway
          Houston, Texas 77019

          Julia S. Tucker                  Vice President
          2929 Allen Parkway
          Houston, Texas 77019

          Diane S. Workman                 Vice President
          #1 Franklin Square
          Springfield, Illinois 62713-0001

          Pauletta P. Cohn                 Secretary
          2929 Allen Parkway
          Houston, Texas  77019

          Joyce R. Bilski                  Administrative Officer
          2727-A Allen Parkway
          Houston, Texas  77019

          Timothy M. Donovan               Administrative Officer
          2727-A Allen Parkway
          Houston, Texas  77019


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following is a list of American General Corporation's subsidiaries as of September 30, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                          Jurisdiction of
                         Name                              Incorporation
                         ----                             ---------------
AGC Life Insurance Company                                    Missouri
 American General Property Insurance Company/16/              Tennessee
  American General Property Insurance Company of Florida      Florida
 American General Life and Accident Insurance Company/6/      Tennessee
 American General Life Insurance Company/7/                   Texas
   American General Annuity Service Corporation               Texas
   American General Life Companies                            Delaware
   American General Life Insurance Company of New York        New York
    The Winchester Agency Ltd.                                New York
   The Variable Annuity Life Insurance Company                Texas
    Parkway 1999 Trust/17/.                                   Maryland
    PESCO Plus, Inc/14/.                                      Delaware
    American General Gateway Services, L.L.C./15/.            Delaware
    The Variable Annuity Marketing Company                    Texas
    American General Financial Advisors, Inc.                 Texas
    American General Retirement Services Company              Texas
    VALIC Trust Company                                       Texas
    American General Assignment Corporation of New York       New York
 The Franklin Life Insurance Company                          Illinois
  The American Franklin Life Insurance Company                Illinois
  Franklin Financial Services Corporation                     Delaware
 HBC Development Corporation                                  Virginia
 Templeton American General Life of Bermuda, Ltd/13/.         Bermuda
 Western National Corporation                                 Delaware
  WNL Holding Corp.                                           Delaware
   American General Annuity Insurance Company                 Texas
   American General Assignment Corporation                    Texas
   American General Distributors, Inc.                        Delaware
   A.G. Investment Advisory Services, Inc.                    Delaware
   American General Financial Institution Group, Inc.         Delaware
   WNL Insurance Services, Inc.                               Delaware
American General Asset Management Corp.                       Delaware
American General International, Inc.                          Delaware
American General Enterprise Services, Inc.                    Delaware
American General Corporation*                                 Delaware
American General Delaware Management Corporation/1/           Delaware
American General Finance, Inc.                                Indiana
 HSA Residential Mortgage Services of Texas, Inc.             Delaware
 AGF Investment Corp.                                         Indiana
 American General Auto Finance, Inc.                          Delaware
 American General Finance Corporation/8/                      Indiana
  American General Finance Group, Inc.                        Delaware

   American General Financial Services, Inc./9/               Delaware
    The National Life and Accident Insurance Company          Texas
  Merit Life Insurance Co.                                    Indiana
  Yosemite Insurance Company                                  Indiana
 American General Finance, Inc.                               Alabama
 A.G. Financial Service Center, Inc.                          Utah
 American General Bank, FSB                                   Utah
 American General Financial Center, Inc.*                     Indiana
 American General Financial Center, Incorporated*             Indiana
 American General Financial Center Thrift Company*            California
 Thrift, Incorporated*                                        Indiana
American General Funds Distributors, Inc.                     Delaware
American General Investment Advisory Services, Inc.*          Texas
American General Investment Holding Corporation/10/           Delaware
 American General Investment Management, L.P./10/             Delaware
American General Investment Management Corporation/10/        Delaware
American General Realty Advisors, Inc.                        Delaware
American General Realty Investment Corporation                Texas
 AGLL Corporation/11/                                         Delaware
 American General Land Holding Company                        Delaware
  AG Land Associates, LLC/11/                                 California
 GDI Holding, Inc.*/12/                                       California
 Pebble Creek Service Corporation                             Florida
 SR/HP/CM Corporation                                         Texas
Green Hills Corporation                                       Delaware
Knickerbocker Corporation                                     Texas
 American Athletic Club, Inc.                                 Texas
Pavilions Corporation                                         Delaware
USLIFE Corporation                                            Delaware
 All American Life Insurance Company                          Illinois
 American General Assurance Company                           Illinois
  American General Indemnity Company                          Nebraska
  USLIFE Credit Life Insurance Company of Arizona             Arizona
 American General Life Insurance Company of Pennsylvania      Pennsylvania
 I.C. Cal*                                                    California
 North Central Administrators, Inc.                           Minnesota
 North Central Life Insurance Company                         Minnesota
  North Central Caribbean Life, Ltd.                          Nevis
 The Old Line Life Insurance Company of America               Wisconsin
 The United States Life Insurance Company in the City of
   New York                                                   New York
 American General Bancassurance Services, Inc.                Illinois
  USMRP, Ltd.                                                 Turks & Caicos
 USLIFE Realty Corporation                                    Texas
  USLIFE Real Estate Services Corporation                     Texas
 USLIFE Systems Corporation                                   Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

        American General Insurance Agency, Inc. (Missouri)
        American General Insurance Agency of Hawaii, Inc. (Hawaii)
        American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
        American General Insurance Agency of Ohio, Inc. (Ohio)
        American General Insurance Agency of Texas, Inc. (Texas)
        American General Insurance Agency of Oklahoma, Inc. (Oklahoma)
        Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/ American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/ AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/ AGRI owns a 75% interest in GDI Holding, Inc.

/13/ AGCL owns 50% of the common stock of TAG Life. Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/ VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The
     Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/ VALIC holds 90% of the outstanding common shares of American General
     Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/ AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns
     48.15% of the issued and outstanding shares of AGPIC.

/17/ Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.

Revised 10/9/2000

COMPANY ABBREVIATIONS AS USED IN ITEM 26:

                                                                   State/Jur.
  Abb.                             Company                         of Domicile
--------- ------------------------------------------------------   -----------

AAL       All American Life Insurance Company...................        IL
AAth      American Athletic Club, Inc...........................        TX
AFLI      The American Franklin Life Insurance Company..........        IL
AGAIC     American General Annuity Insurance Company............        TX
AGAMC     American General Asset Management Corp................        DE
ASGN-NY   American General Assignment Corporation of New York...        NY
AGAC      American General Assurance Company....................        IL
AGAS      American General Annuity Service Corporation..........        TX
AGBS      American General Distributors, Inc....................        DE
AGB       American General Bank, FSB............................        UT
AGC       American General Corporation..........................        TX
AGCL      AGC Life Insurance Company............................        MO
AGDMC     American General Delaware Management Corporation......        DE
AGES      American General Enterprise Services, Inc.............        DE
AGF       American General Finance, Inc.........................        IN
AGFC      American General Finance Corporation..................        IN
AGFCI     American General Financial Center, Incorporated.......        IN
AGFCT     American General Financial Center Thrift Company......        CA
AGFG      American General Finance Group, Inc...................        DE
AGFDI     American General Funds Distributors, Inc..............        DE
AGF Inv   AGF Investment Corp...................................        IN
AGFn      A.G. Financial Service Center, Inc....................        UT
AGFnC     American General Financial Center, Inc................        IN
AGFS      American General Financial Services, Inc..............        DE
AGFA      American General Financial Advisors, Inc..............        TX
AGFIG     American General Financial Institutions Group, Inc....        DE
AGGS      American General Gateway Services, L.L.C..............        DE
AGIA      American General Insurance Agency, Inc................        MO
AGIAH     American General Insurance Agency of Hawaii, Inc......        HI
AGIAM     American General Insurance Agency of Massachusetts, In        MA
AGIAO     American General Insurance Agency of Ohio, Inc........        OH
AGIAOK    American General Insurance Agency of Oklahoma, Inc....        OK
AGIAS     A.G. Investment Advisory Services, Inc................        DE
AGIAT     American General Insurance Agency of Texas, Inc.......        TX

AGII      American General International, Inc......................     DE
AGIHC     American General Investment Holding Corporation..........     DE
AGIM      American General Investment Management, L.P..............     DE
AGIMC     American General Investment Management Corporation.......     DE
AGIND     American General Indemnity Company.......................     NE
AGL       American General Life Insurance Company..................     TX
AGLC      American General Life Companies .........................     DE
AGLA      American General Life and Accident Insurance Company.....     TN
AGLH      American General Land Holding Company....................     DE
AGLL      AGLL Corporation.........................................     DE
AGNY      American General Life Insurance Company of New York......     NY
AGPA      American General Life Insurance Company of Pennsylvania..     PA
AGPIC     American General Property Insurance Company..............     TN
AGRA      American General Realty Advisors, Inc....................     DE
AGRI      American General Realty Investment Corporation...........     TX
AGRSC     American General Retirement Services Company.............     TX
AGSI      American General Securities Incorporated.................     TX
AGX       American General Exchange, Inc...........................     TN
ASGN      American General Assignment Corporation..................     TX
FFSC      Franklin Financial Services Corporation..................     DE
FL        The Franklin Life Insurance Company......................     IL
GHC       Green Hills Corporation..................................     DE
HBDC      HBC Development Corporation..............................     VA
KC        Knickerbocker Corporation................................     TX
ML        Merit Life Insurance Co..................................     IN
NLA       The National Life and Accident Insurance Company.........     TX
NCA       North Central Administrators, Inc........................     MN
NCL       North Central Life Insurance Company.....................     MN
NCCL      North Central Caribbean Life, Ltd........................     T&C
OLL       The Old Line Life Insurance Company of America...........     WI
PKWY      Parkway 1999 Trust.......................................     MD
PAV       Pavilions Corporation....................................     DE
PCSC      Pebble Creek Service Corporation.........................     FL
PIFLA     American General Property Insurance Company of Florida...     FL
PPI       PESCO Plus, Inc..........................................     DE
RMST      HSA Residential Mortgage Services of Texas, Inc..........     DE
SRHP      SR/HP/CM Corporation.....................................     TX
TAG Life  Templeton American General Life of Bermuda, Ltd..........     BA
TI        Thrift, Incorporated.....................................     IN
UAS       American General Bancassurance Services, Inc.............     IL
UC        USLIFE Corporation.......................................     DE
UCLA      USLIFE Credit Life Insurance Company of Arizona..........     AZ
URC       USLIFE Realty Corporation................................     TX
URSC      USLIFE Real Estate Service Corporation...................     TX
USC       USLIFE Systems Corporation...............................     DE
USL       The United States Life Insurance Company in the City of
            New York...............................................     NY
USMRP     USMRP, Ltd...............................................     T&C
VALIC     The Variable Annuity Life Insurance Company..............     TX
VAMCO     The Variable Annuity Marketing Company...................     TX
VTC       VALIC Trust Company......................................     TX
WA        The Winchester Agency Ltd................................     NY
WIS       WNL Insurance Services, Inc..............................     DE
WNC       Western National Corporation.............................     DE
WNLH      WNL Holding Corp.........................................     DE
YIC       Yosemite Insurance Company...............................     IN

ITEM 27.    NUMBER OF CONTRACT OWNERS

  As of October 6, 2000, there were 1035 owners of Qualified Contracts offered by this Registration Statement and 901 owners of Non-Qualified Contracts offered by this Registration Statement.

ITEM 28.    INDEMNIFICATION

  Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

  Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

  Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

  Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

  (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VL-R.

  (b)  The directors and principal officers of the principal underwriter are:

                                               POSITION AND OFFICES
                                               WITH UNDERWRITER,
NAME AND PRINCIPAL                             AMERICAN GENERAL
BUSINESS ADDRESS                               DISTRIBUTORS, INC.
-----------------                              ------------------

Robert P. Condon                               Director and Chairman,
The Variable Annuity Life Insurance Company    Chief Executive Officer and
2929 Allen Parkway                             President
Houston, TX 77019

Mary L. Cavanaugh                              Director and Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Thomas G. Norwood                              Director, Chief Financial
The Variable Annuity Life Insurance Company    Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Jane E. Bates                                  Vice President and
The Variable Annuity Life Insurance Company    Chief Compliance Officer
2929 Allen Parkway
Houston, Texas 77019

V. Keith Roberts                               Vice President - Operations
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

D. Lynne Walters                               Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Cheryl G. Hemley                               Assistant Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Daniel R. Cricks                               Assistant Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Jim D. Bonsall                                 Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Steven Rubinstein                              Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

Marylyn S. Zlotnick                            Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

  (c) American General Distributors, Inc. is the principal underwriter for Separate Account D. The licensed agents who sell the Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts are compensated for such sales by commissions paid by AGL. These commissions do not result in any charge to Separate Account D or to Contract Owners, Annuitants or Beneficiaries, as those terms are defined in Flexible

       Payment Variable and Fixed Individual Deferred Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

ITEM 30.    LOCATION OF RECORDS

      All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019.

ITEM 31.    MANAGEMENT SERVICES

      Not Applicable.


ITEM 32.    UNDERTAKINGS

      The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement; C) to deliver any Statement and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

      AGL represents that the fees and charges deducted under the Contract that is identified as Contract 98020 and comprehended by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL under the Contract.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 16th day of October, 2000.


                                     AMERICAN GENERAL LIFE INSURANCE
                                     COMPANY
                                     SEPARATE ACCOUNT D
                                     (Registrant)

                                BY:  AMERICAN GENERAL LIFE INSURANCE
                                     COMPANY
                                     (On behalf of the Registrant and itself)



                                BY:  /s/ ROBERT F. HERBERT, JR.
                                     -----------------------------------------
                                     Robert F. Herbert, Jr.
                                     Senior Vice President, Treasurer and
                                     Controller

[SEAL]



ATTEST:    /s/ LAUREN W. JONES
           ---------------------
           Lauren W. Jones
           Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following officers and directors of American General Life Insurance Company in the capacities and on the dates indicated.


Signature                         Title                                        Date
---------                         -----                                        ----

/s/ RODNEY O. MARTIN, JR.         Director, Chairman and                       October 16, 2000
-------------------------         Chief Executive Officer
Rodney O. Martin, Jr.



/s/ DONALD W. BRITTON             Director and President                       October 16, 2000
-------------------------
Donald W. Britton



/s/ DAVID L. HERZOG               Director, Executive Vice President           October 16, 2000
-------------------------         and Chief Financial Officer
David L. Herzog



/s/ DAVID A. FRAVEL               Director                                     October 16, 2000
-------------------------
David A. Fravel



/s/ ROYCE G. IMHOFF, II           Director                                     October 16, 2000
-------------------------
Royce G. Imhoff, II



/s/ JOHN V. LAGRASSE              Director                                     October 16, 2000
-------------------------
John V. LaGrasse



/s/ THOMAS M. ZUREK               Director                                     October 16, 2000
-------------------------
Thomas M. Zurek

                                 EXHIBIT INDEX
                                 -------------

3(b)(xxv)      Form of Amendment One to Shareholder Services Agreement by and
               between American General Life Insurance Company and American
               Century Investment Management, Inc.

3(b)(xxix)     Form of Amendment Two to Participation Agreement among Putnam
               Variable Trust, Putnam Mutual Funds Corp., and American General
               Life Insurance Company.

5(a)           Specimen form of Application for Contract (Form No. L9-223-98 Rev
               0800).

5(b)(iv)       Specimen form of Platinum Investor Variable Annuity Service
               Request.

5(c) Specimen form of Special Dollar Cost Averaging Plans under Contract No. 98020.

10(a)          Consent of Independent Auditors

13(f) Computations of hypothetical historical average annual total returns, computations of hypothetical historical total returns and computations of hypothetical historical cumulative total returns for American Century VP Value, Ayco Large Cap Growth Fund I, Dreyfus IP MidCap Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Growth, J.P. Morgan Small Company, Janus Aspen Aggressive Growth - Service Shares, Janus Aspen International Growth -Service Shares, Janus Aspen Worldwide Growth - Service Shares, MFS Capital Opportunities, MFS New Discovery, MFS Research, Neuberger Berman Mid-Cap Growth, North American-AG Nasdaq-100 Index, North American-AG Small Cap Index, North American-T. Rowe Price Science & Technology, PIMCO Real Return Bond, PIMCO Short-Term Bond, PIMCO Total Return Bond, Putnam VT Growth and Income, Putnam VT International Growth and Income, and Warburg Pincus Small Company Growth Divisions under Contract Form No. 98020 for the one and five year periods ended December 31, 1999, and since inception.

13(g) Computations of hypothetical historical 30 day yield for the PIMCO Real Return Bond; PIMCO Short-Term Bond; PIMCO Total Return Bond; Putnam VT Growth and Income; Putnam VT International Growth Division available under Contract Form No. 98020 for the one month period ended December 31, 1999.